UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061

Diamond Hill Funds
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200 Columbus, OH 43215
(Address of principal executive offices) (Zip Code)

Thomas E. Line
325 John H. McConnell Boulevard, Suite 200 Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedules of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Diamond Hill Small Cap Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Common Stocks - 86.4%	Shares	Fair Value
Consumer Discretionary - 13.2%
Aaron's, Inc.	549,140	$23,958,978
Callaway Golf Co.	268,938	3,880,775
Carter's, Inc.	159,575	15,758,031
Horizon Global Corp. (a)(b)	156,735	2,764,805
Live Nation Entertainment, Inc. (b)	1,109,135	48,302,829
Red Rock Resorts, Inc., Class A (a)	1,017,375	23,562,405
Tenneco, Inc.	503,655	30,556,749
Vail Resorts, Inc.	223,430	50,968,852
		199,753,424
Consumer Staples - 5.0%
B&G Foods, Inc. (a)	701,040	22,328,124
Edgewell Personal Care Co. (a)(b)	152,910	11,127,261
Flowers Foods, Inc. (a)	999,604	18,802,551
Post Holdings, Inc. (a)(b)	261,765	23,105,997
		75,363,933
Energy - 2.9%
Carrizo Oil & Gas, Inc. (a)(b)	141,561	2,424,940
Cimarex Energy Co.	322,910	36,705,180
Noble Energy, Inc.	146,747	4,161,745
		43,291,865
Financials - 22.6%
Alleghany Corp. (b)	20,522	11,369,393
American Equity Investment Life Holding Co.	148,300	4,312,564
Assured Guaranty Ltd.	70,807	2,672,964
BankUnited, Inc.	942,160	33,512,631
BOK Financial Corp.	164,085	14,616,692
Brown & Brown, Inc.	726,285	34,999,674
Enstar Group Ltd. (b)	142,212	31,620,838
First Horizon National Corp. (a)	731,790	14,013,779
First of Long Island Corp. (The)	358,415	10,913,737
Fortress Investment Group LLC, Class A	3,165,570	25,229,593
Nationstar Mortgage Holdings, Inc. (a)(b)	1,375,670	25,546,192
Navigators Group, Inc. (The)	666,221	38,873,995
Popular, Inc.	757,358	27,219,447
ProAssurance Corp.	335,290	18,323,599

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)

Common Stocks - 86.4% (Continued)	Shares	Fair Value
Financials - 22.6% (Continued)
Reinsurance Group of America, Inc.	81,970	$11,437,274
State Bank Financial Corp.	359,445	10,298,099
Sterling Bancorp (a)	606,365	14,946,897
Validus Holdings Ltd.	249,475	12,276,665
		342,184,033
Health Care - 3.6%
BioScrip, Inc. (a)(b)	3,181,680	8,749,620
Integer Holdings Corp. (b)	175,145	8,958,667
LifePoint Health, Inc. (b)	302,360	17,506,644
Natus Medical, Inc. (b)	515,955	19,348,313
		54,563,244
Industrials - 20.5%
Aircastle Ltd.	1,402,395	31,259,385
Alaska Air Group, Inc.	268,880	20,507,478
Allegiant Travel Co.	101,770	13,403,109
Avis Budget Group, Inc. (a)(b)	2,483,470	94,520,868
Colfax Corp. (b)	289,410	12,051,032
Hillenbrand, Inc.	161,290	6,266,116
Hub Group, Inc., Class A (b)	681,602	29,274,806
Hyster-Yale Materials Handling, Inc.	190,205	14,539,270
Kirby Corp. (b)	213,230	14,062,519
SPX FLOW, Inc. (b)	476,430	18,371,141
Toro Co. (The)	181,965	11,292,748
TriMas Corp. (b)	297,080	8,021,160
Trinity Industries, Inc.	1,153,685	36,802,552
		310,372,184
Information Technology - 8.1%
Anixter International, Inc. (b)	75,380	6,407,300
Broadridge Financial Solutions, Inc. (a)	231,340	18,696,899
CommScope Holding Co., Inc. (b)	760,280	25,248,899
DST Systems, Inc.	789,555	43,330,778
Fortinet, Inc. (b)	317,273	11,371,064
TiVo Corp.	442,240	8,778,464
WNS Holdings Ltd. - ADR (b)	256,055	9,346,008
		123,179,412

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)

Common Stocks - 86.4% (Continued)	Shares	Fair Value
Real Estate - 7.6%
Colony NorthStar, Inc. REIT, Class A	1,104,871	$13,877,180
CubeSmart REIT	510,635	13,256,085
iStar, Inc. REIT (a)(b)	3,219,498	37,990,076
Jones Lang LaSalle, Inc.	90,971	11,234,918
Mid-America Apartment Communities, Inc. REIT	116,124	12,411,333
Tanger Factory Outlet Centers, Inc. REIT (a)	460,705	11,250,416
Winthrop Realty Trust REIT (a)(b)(c)	1,975,475	15,546,988
		115,566,996
Telecommunication Services - 0.7%
Cincinnati Bell, Inc. (a)(b)	523,604	10,393,539

Utilities - 2.2%
Fortis, Inc. (a)	217,640	7,784,983
UGI Corp.	528,500	24,765,510
		32,550,493

Total Common Stocks		$1,307,219,123

Registered Investment Companies - 29.4%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (d)	5,552,850	$56,250,371
State Street Institutional Liquid Reserves Fund, Premier Class, 1.19% (e)	138,234,118	138,247,941
State Street Navigator Securities Lending Portfolio I, 1.27% (e)	250,872,491	250,872,491

Total Registered Investment Companies		$445,370,803

Total Investment Securities - 115.8% (Cost $1,319,476,450) (f)		$1,752,589,926

Net Other Assets (Liabilities) - (15.8)%		(238,965,288)

Net Assets - 100.0%		$1,513,624,638

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2017 was $244,622,083.
(b)	Non-income producing security.
(c)
Restricted and illiquid security not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees. This security was first acquired on March 17, 2011 with a total cost on September 30, 2017 of $20,011,748 and represents 1.0% of net assets.

(d)	Affiliated Fund.
(e)	The rate shown is the effective interest rate as of September 30, 2017.
(f)	Represents cost for financial reporting purposes.

ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Common Stocks - 90.7%	Shares	Fair Value
Consumer Discretionary - 15.9%
Aaron's, Inc.	1,099,304	$47,962,634
BorgWarner, Inc.	1,454,334	74,505,531
Goodyear Tire & Rubber Co. (The)	784,097	26,071,225
Hanesbrands, Inc. (a)	1,526,344	37,609,116
Newell Brands, Inc.	748,417	31,934,953
NVR, Inc. (b)	18,899	53,956,645
Red Rock Resorts, Inc., Class A (a)	1,984,092	45,951,571
TEGNA, Inc.	2,664,019	35,511,373
Whirlpool Corp.	216,825	39,991,203
		393,494,251
Consumer Staples - 9.6%
B&G Foods, Inc. (a)	1,359,970	43,315,045
Coty, Inc., Class A (a)	1,211,589	20,027,566
Edgewell Personal Care Co. (b)	372,736	27,123,999
Flowers Foods, Inc. (a)	1,919,070	36,097,707
Molson Coors Brewing Co., Class B	400,178	32,670,532
Post Holdings, Inc. (a)(b)	687,103	60,650,582
TreeHouse Foods, Inc. (a)(b)	269,975	18,285,407
		238,170,838
Energy - 2.9%
Cimarex Energy Co.	642,826	73,070,031

Financials - 25.3%
BankUnited, Inc.	2,203,228	78,368,820
BOK Financial Corp.	561,929	50,056,635
Brighthouse Financial, Inc. (b)	326,350	19,842,080
Brown & Brown, Inc.	706,605	34,051,295
Enstar Group Ltd. (b)	78,920	17,547,862
First Horizon National Corp. (a)	1,799,541	34,461,210
First Republic Bank	423,550	44,244,033
Nationstar Mortgage Holdings, Inc. (a)(b)	2,589,619	48,089,225
Navigators Group, Inc. (The)	437,474	25,526,608
Popular, Inc.	715,658	25,720,749
Reinsurance Group of America, Inc.	255,753	35,685,216
SVB Financial Group (b)	157,643	29,493,429

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)

Common Stocks - 90.7% (Continued)	Shares	Fair Value
Financials - 25.3% (Continued)
Validus Holdings Ltd.	1,017,265	$50,059,611
Willis Towers Watson plc	624,235	96,275,764
XL Group Ltd.	982,047	38,741,754
		628,164,291
Health Care - 5.4%
Boston Scientific Corp. (b)	2,065,208	60,242,117
LifePoint Health, Inc. (b)	910,939	52,743,368
Orthofix International NV (b)	449,631	21,245,065
		134,230,550
Industrials - 10.9%
Aircastle Ltd.	742,035	16,539,960
Allegiant Travel Co. (a)	213,756	28,151,665
Avis Budget Group, Inc. (a)(b)	899,979	34,253,201
Colfax Corp. (b)	919,496	38,287,813
Hub Group, Inc., Class A (b)	1,364,577	58,608,582
Kirby Corp. (a)(b)	829,014	54,673,473
Parker-Hannifin Corp.	97,920	17,137,958
SPX FLOW, Inc. (b)	621,051	23,947,727
		271,600,379
Information Technology - 8.0%
Avnet, Inc.	688,180	27,045,474
Broadridge Financial Solutions, Inc.	165,670	13,389,449
CommScope Holding Co., Inc. (b)	918,533	30,504,481
Juniper Networks, Inc.	1,728,053	48,091,715
Keysight Technologies, Inc. (b)	660,915	27,533,719
Vantiv, Inc., Class A (a)(b)	740,525	52,184,797
		198,749,635
Materials - 2.5%
Axalta Coating Systems Ltd. (b)	2,140,629	61,906,991

Real Estate - 7.7%
American Campus Communities, Inc.	764,165	33,737,885
Colony NorthStar, Inc. REIT, Class A	1,154,186	14,496,576
CubeSmart REIT	2,048,715	53,184,641
iStar, Inc. REIT (a)(b)	2,125,926	25,085,927
Jones Lang LaSalle, Inc.	284,010	35,075,235

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)

Common Stocks - 90.7% (Continued)	Shares	Fair Value
Real Estate - 7.7% (Continued)
Mid-America Apartment Communities, Inc. REIT	279,799	$29,904,917
		191,485,181
Utilities - 2.5%
Fortis, Inc. (a)	366,412	13,106,557
UGI Corp.	1,059,659	49,655,621
		62,762,178

Total Common Stocks		$2,253,634,325

Registered Investment Companies - 21.0%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	4,628,453	$46,886,225
State Street Institutional Liquid Reserves Fund, Premier Class, 1.18% (d)	131,975,184	131,988,382
State Street Institutional US Government Money Market Fund, Premier Class, 0.92% (d)	47,492,624	47,492,624
State Street Navigator Securities Lending Portfolio I, 1.27% (d)	294,680,609	294,680,609

Total Registered Investment Companies		$521,047,840

Total Investment Securities - 111.7% (Cost $2,365,454,467) (e)		$2,774,682,165

Net Other Assets (Liabilities) - (11.7)%		(289,980,883)

Net Assets - 100.0%		$2,484,701,282

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2017 was $286,458,939.
(b)	Non-income producing security.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of September 30, 2017.

(e)	Represents cost for financial reporting purposes.

NV- Naamloze Vennootschap
plc - Public Limited Company
REIT - Real Estate Investment Trust

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Mid Cap Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Common Stocks - 90.7%	Shares	Fair Value
Consumer Discretionary - 18.2%
Aaron's, Inc.	25,328	$1,105,061
BorgWarner, Inc.	70,087	3,590,557
Dollar General Corp.	24,837	2,013,039
Goodyear Tire & Rubber Co. (The)	32,500	1,080,625
Hanesbrands, Inc. (a)	58,062	1,430,648
Newell Brands, Inc.	27,207	1,160,923
NVR, Inc. (b)	910	2,598,050
Red Rock Resorts, Inc., Class A (a)	91,781	2,125,648
TEGNA, Inc.	56,915	758,677
VF Corp.	31,191	1,982,812
Whirlpool Corp.	15,776	2,909,725
		20,755,765
Consumer Staples - 9.0%
B&G Foods, Inc. (a)	31,599	1,006,428
Coty, Inc., Class A (a)	64,177	1,060,846
Edgewell Personal Care Co. (b)	15,455	1,124,660
Flowers Foods, Inc. (a)	70,385	1,323,942
Molson Coors Brewing Co., Class B	25,809	2,107,047
Post Holdings, Inc. (b)	32,746	2,890,489
TreeHouse Foods, Inc. (a)(b)	10,811	732,229
		10,245,641
Energy - 3.0%
Cimarex Energy Co.	29,795	3,386,798

Financials - 27.6%
BankUnited, Inc.	105,373	3,748,118
BOK Financial Corp.	15,176	1,351,878
Brown & Brown, Inc.	13,231	637,602
Discover Financial Services	38,921	2,509,626
Enstar Group Ltd. (b)	3,993	887,844
First Horizon National Corp. (a)	37,383	715,884
First Republic Bank	11,481	1,199,305
Franklin Resources, Inc.	35,200	1,566,752
Hartford Financial Services Group, Inc. (The)	28,130	1,559,246
Loews Corp.	101,832	4,873,679

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)

Common Stocks - 90.7% (Continued)	Shares	Fair Value
Financials - 27.6% (Continued)
Nationstar Mortgage Holdings, Inc. (b)	89,547	$1,662,888
Popular, Inc.	26,767	962,006
Reinsurance Group of America, Inc.	6,563	915,735
SVB Financial Group (b)	6,882	1,287,553
Validus Holdings Ltd.	47,101	2,317,840
Willis Towers Watson plc	24,109	3,718,331
XL Group Ltd.	41,618	1,641,830
		31,556,117
Health Care - 4.9%
Boston Scientific Corp. (b)	104,450	3,046,806
LifePoint Health, Inc. (b)	44,497	2,576,376
		5,623,182
Industrials - 11.3%
Avis Budget Group, Inc. (a)(b)	39,139	1,489,630
Colfax Corp. (b)	25,605	1,066,192
Deere & Co.	10,565	1,326,858
Fastenal Co. (a)	32,932	1,501,041
Hub Group, Inc., Class A (b)	34,903	1,499,084
Kirby Corp. (a)(b)	35,335	2,330,343
Parker-Hannifin Corp.	5,328	932,507
United Continental Holdings, Inc. (b)	28,768	1,751,396
Verisk Analytics, Inc. (b)	11,526	958,848
		12,855,899
Information Technology - 6.8%
Avnet, Inc.	31,579	1,241,055
CommScope Holding Co., Inc. (b)	42,019	1,395,451
Juniper Networks, Inc.	76,091	2,117,613
Keysight Technologies, Inc. (b)	24,252	1,010,338
Vantiv, Inc., Class A (a)(b)	29,444	2,074,919
		7,839,376
Materials - 2.7%
Axalta Coating Systems Ltd. (b)	105,842	3,060,951

Real Estate - 5.6%
American Campus Communities, Inc.	24,954	1,101,719
CubeSmart REIT	93,447	2,425,884

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)

Common Stocks - 90.7% (Continued)	Shares	Fair Value
Real Estate - 5.6% (Continued)
Jones Lang LaSalle, Inc.	14,020	$1,731,470
Mid-America Apartment Communities, Inc. REIT	10,876	1,162,427
		6,421,500
Utilities - 1.6%
UGI Corp.	39,248	1,839,161

Total Common Stocks		$103,584,390

Registered Investment Companies - 19.6%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	211,875	$2,146,291
State Street Institutional Liquid Reserves Fund, Premier Class, 1.19% (d)	6,130,356	6,130,969
State Street Institutional US Government Money Market Fund, Premier Class, 0.93% (d)	2,129,516	2,129,516
State Street Navigator Securities Lending Portfolio I, 1.27% (d)	11,949,170	11,949,170

Total Registered Investment Companies		$22,355,946

Total Investment Securities - 110.3% (Cost $115,776,090) (e)		$125,940,336

Net Other Assets (Liabilities) - (10.3)%		(11,732,917)

Net Assets - 100.0%		$114,207,419

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2017 was $11,638,211.
(b)	Non-income producing security.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of September 30, 2017.
(e)	Represents cost for financial reporting purposes.

plc - Public Limited Company
REIT - Real Estate Investment Trust

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Large Cap Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Common Stocks - 98.3%	Shares	Fair Value
Consumer Discretionary - 19.2%
BorgWarner, Inc.	2,083,912	$106,758,812
Charter Communications, Inc., Class A (a)	260,565	94,694,532
Comcast Corp., Class A	2,592,535	99,760,747
Ford Motor Co. (b)	8,394,679	100,484,308
Goodyear Tire & Rubber Co. (The)	2,416,741	80,356,638
Hanesbrands, Inc.	2,500,236	61,605,815
TEGNA, Inc.	2,614,448	34,850,592
TJX Cos., Inc. (The)	1,699,601	125,311,582
Twenty-First Century Fox, Inc., Class B	1,859,810	47,964,500
VF Corp.	1,363,710	86,691,045
Walt Disney Co. (The)	955,907	94,223,753
Whirlpool Corp.	578,822	106,757,930
		1,039,460,254
Consumer Staples - 11.9%
Coty, Inc., Class A (b)	2,641,169	43,658,524
Kimberly-Clark Corp.	1,033,487	121,620,750
Molson Coors Brewing Co., Class B	724,431	59,142,547
PepsiCo, Inc.	1,013,184	112,899,093
Philip Morris International, Inc. (b)	1,513,248	167,985,660
Procter & Gamble Co. (The) (b)	1,509,467	137,331,308
		642,637,882
Energy - 2.0%
Cimarex Energy Co.	970,977	110,370,956

Financials - 28.1%
Berkshire Hathaway, Inc., Class B (a)	367,494	67,369,000
Brighthouse Financial, Inc. (a)	676,365	41,122,992
Citigroup, Inc.	3,199,162	232,707,044
Discover Financial Services	2,776,750	179,044,840
First Republic Bank (b)	499,544	52,182,366
Franklin Resources, Inc.	1,351,443	60,152,728
Hartford Financial Services Group, Inc. (The)	2,410,223	133,598,661
JPMorgan Chase & Co.	1,950,910	186,331,414
Loews Corp.	1,438,093	68,827,131
Marsh & McLennan Cos., Inc.	1,370,684	114,877,026

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)

Common Stocks - 98.3% (Continued)	Shares	Fair Value
Financials - 28.1% (Continued)
MetLife, Inc.	2,134,459	$110,885,145
Morgan Stanley (b)	3,325,323	160,180,809
PNC Financial Services Group, Inc. (The)	818,153	110,262,480
		1,517,541,636
Health Care - 13.7%
Abbott Laboratories	4,215,248	224,925,633
Aetna, Inc.	819,603	130,325,073
Medtronic plc	1,384,988	107,710,517
Pfizer, Inc.	4,558,440	162,736,308
Thermo Fisher Scientific, Inc.	593,242	112,241,386
		737,938,917
Industrials - 8.0%
Honeywell International, Inc.	463,355	65,675,938
Illinois Tool Works, Inc. (b)	86,690	12,826,652
Parker-Hannifin Corp.	621,401	108,757,603
United Technologies Corp.	1,561,149	181,218,176
Verisk Analytics, Inc. (a)	756,675	62,947,793
		431,426,162
Information Technology - 11.7%
Alphabet, Inc., Class A (a)	158,151	153,994,792
Apple, Inc.	805,867	124,200,222
Juniper Networks, Inc.	3,846,721	107,054,245
Microsoft Corp.	2,152,275	160,322,965
Vantiv, Inc., Class A (a)	1,252,798	88,284,675
		633,856,899
Materials - 3.7%
Axalta Coating Systems Ltd. (a)	2,320,007	67,094,602
Eastman Chemical Co.	596,604	53,986,696
Praxair, Inc. (b)	558,456	78,038,641
		199,119,939

Total Common Stocks		$5,312,352,645

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)

Registered Investment Companies - 4.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.19% (c)	115,871,798	$115,883,385
State Street Navigator Securities Lending Portfolio I, 1.27% (c)	102,127,674	102,127,674

Total Registered Investment Companies		$218,011,059

Total Investment Securities - 102.4% (Cost $4,273,298,373) (d)		$5,530,363,704

Net Other Assets (Liabilities) - (2.4)%		(128,050,398)

Net Assets - 100.0%		$5,402,313,306

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2017 was $99,451,445.
(c)	The rate shown is the effective interest rate as of September 30, 2017.
(d)	Represents cost for financial reporting purposes.
plc - Public Limited Company

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill All Cap Select Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Common Stocks - 95.3%	Shares	Fair Value
Consumer Discretionary - 25.8%
BorgWarner, Inc.	85,633	$4,386,979
Dollar General Corp.	49,127	3,981,743
Ford Motor Co.	319,408	3,823,314
Liberty Global plc, Class A (a)	116,011	3,933,933
NVR, Inc. (a)	1,051	3,000,605
Red Rock Resorts, Inc., Class A	127,291	2,948,060
TJX Cos., Inc. (The)	42,862	3,160,215
Twenty-First Century Fox, Inc., Class B	273,431	7,051,785
Vail Resorts, Inc.	12,932	2,950,048
Whirlpool Corp.	18,629	3,435,933
		38,672,615
Consumer Staples - 6.7%
Molson Coors Brewing Co., Class B	50,888	4,154,496
PepsiCo, Inc.	31,190	3,475,502
Post Holdings, Inc. (a)	26,991	2,382,496
		10,012,494
Financials - 29.9%
BankUnited, Inc.	154,006	5,477,993
Berkshire Hathaway, Inc., Class B (a)	39,695	7,276,887
Brighthouse Financial, Inc. (a)	32,239	1,960,131
Citigroup, Inc.	56,762	4,128,868
Discover Financial Services	101,387	6,537,434
Loews Corp.	98,065	4,693,391
MetLife, Inc.	122,257	6,351,251
Nationstar Mortgage Holdings, Inc. (a)(b)	235,910	4,380,849
Validus Holdings Ltd.	83,230	4,095,748
		44,902,552
Health Care - 5.3%
Abbott Laboratories	89,045	4,751,441
Aetna, Inc.	19,916	3,166,843
		7,918,284
Industrials - 18.7%
Avis Budget Group, Inc. (a)(b)	66,138	2,517,212
Deere & Co.	24,650	3,095,793
Fastenal Co. (b)	42,736	1,947,907

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)

Common Stocks - 95.3% (Continued)	Shares	Fair Value
Industrials - 18.7% (Continued)
Hub Group, Inc., Class A (a)	89,819	$3,857,726
Johnson Controls International plc	46,896	1,889,440
Kirby Corp. (a)	47,196	3,112,576
United Continental Holdings, Inc. (a)	93,135	5,670,059
United Technologies Corp.	25,465	2,955,977
Verisk Analytics, Inc. (a)	35,425	2,947,006
		27,993,696
Information Technology - 5.1%
Alphabet, Inc., Class A (a)	5,094	4,960,130
Apple, Inc.	18,008	2,775,393
		7,735,523
Materials - 2.3%
Axalta Coating Systems Ltd. (a)	120,401	3,481,997

Real Estate - 1.5%
CubeSmart REIT	89,135	2,313,945

Total Common Stocks		$143,031,106

Registered Investment Companies - 10.4%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	277,580	$2,811,880
State Street Institutional US Government Money Market Fund, Premier Class, 0.93% (d)	3,982,299	3,982,299
State Street Navigator Securities Lending Portfolio I, 1.27% (d)	8,727,420	8,727,420

Total Registered Investment Companies		$15,521,599

Total Investment Securities - 105.7% (Cost $131,154,452) (e)		$158,552,705

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)

Net Other Assets (Liabilities) - (5.7)%	(8,495,347)

Net Assets - 100.0%	$150,057,358

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2017 was $8,455,244.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of September 30, 2017.
(e)	Represents cost for financial reporting purposes.

plc - Public Limited Company
REIT - Real Estate Investment Trust

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Long-Short Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Common Stocks - 81.6%	Shares	Fair Value
Consumer Discretionary - 17.4%
BorgWarner, Inc. (a)	1,774,195	$90,892,010
Comcast Corp., Class A	2,336,870	89,922,758
Dollar General Corp. (a)	964,830	78,199,471
Goodyear Tire & Rubber Co. (The) (a)	1,593,475	52,983,044
Hanesbrands, Inc. (a)	2,302,340	56,729,658
Newell Brands, Inc. (a)	451,777	19,277,325
Starbucks Corp. (a)	654,005	35,126,609
TEGNA, Inc. (a)	2,813,208	37,500,063
TJX Cos., Inc. (The) (a)	1,251,435	92,268,303
Twenty-First Century Fox, Inc., Class B	3,064,155	79,024,557
VF Corp. (a)	859,280	54,624,430
Walt Disney Co. (The) (a)	608,691	59,998,672
Whirlpool Corp. (a)	415,095	76,560,122
		823,107,022
Consumer Staples - 5.5%
Coty, Inc., Class A (a)	3,568,010	58,979,205
Kimberly-Clark Corp. (a)	491,990	57,897,383
Molson Coors Brewing Co., Class B (a)	985,340	80,443,158
Philip Morris International, Inc.	585,390	64,984,144
		262,303,890
Energy - 2.2%
Cimarex Energy Co. (a)	938,844	106,718,397

Financials - 23.7%
BankUnited, Inc.	2,955,050	105,111,129
Berkshire Hathaway, Inc., Class B (a)(b)	460,360	84,393,195
Brighthouse Financial, Inc. (b)	554,306	33,701,805
Capital One Financial Corp. (a)	974,665	82,515,139
Citigroup, Inc.	2,602,604	189,313,415
Discover Financial Services	1,546,105	99,692,850
Franklin Resources, Inc. (a)	1,146,250	51,019,588
Hartford Financial Services Group, Inc. (The) (a)	748,865	41,509,587
JPMorgan Chase & Co.	873,330	83,411,748
Loews Corp. (a)	1,504,195	71,990,773
MetLife, Inc. (a)	2,327,339	120,905,261

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)

Common Stocks - 81.6% (Continued)	Shares	Fair Value
Financials - 23.7% (Continued)
Morgan Stanley (a)	1,312,355	$63,216,140
Popular, Inc.	2,170,592	78,011,076
Wells Fargo & Co. (a)	350,012	19,303,162
		1,124,094,868
Health Care - 6.8%
Abbott Laboratories (a)(b)	2,827,635	150,882,604
Medtronic plc	917,657	71,366,185
Pfizer, Inc.	2,749,185	98,145,905
		320,394,694
Industrials - 11.1%
Avis Budget Group, Inc. (a)(b)	550,000	20,933,000
Colfax Corp. (a)(b)	562,450	23,420,418
Deere & Co. (a)	266,310	33,445,873
Fastenal Co. (a)	684,680	31,207,714
Johnson Controls International plc (a)	2,027,630	81,693,213
Kirby Corp. (a)(b)	876,890	57,830,895
Parker-Hannifin Corp. (a)	207,560	36,327,151
United Continental Holdings, Inc. (b)	2,209,625	134,521,970
United Technologies Corp. (a)	909,055	105,523,104
		524,903,338
Information Technology - 13.4%
Alphabet, Inc., Class A (b)	162,050	157,791,326
Apple, Inc. (a)	792,686	122,168,766
Cisco Systems, Inc. (a)	578,715	19,462,185
Cognizant Technology Solutions Corp., Class A	1,089,180	79,009,117
Juniper Networks, Inc. (a)	2,807,795	78,140,935
Microsoft Corp. (a)	1,431,199	106,610,014
Vantiv, Inc., Class A (a)(b)	989,940	69,761,072
		632,943,415
Materials - 1.5%
Axalta Coating Systems Ltd. (a)(b)	2,505,180	72,449,806

Total Common Stocks		$3,866,915,430

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)

Registered Investment Companies - 45.4%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	8,172,036	$82,782,721
State Street Institutional Liquid Reserves Fund, Premier Class, 1.19% (d)	756,261,500	756,337,126
State Street Navigator Securities Lending Portfolio I, 1.27% (d)	1,311,513,367	1,311,513,367

Total Registered Investment Companies		$2,150,633,214

Total Investment Securities - 127.0% (Cost $5,006,385,809) (e)		$6,017,548,644

Segregated Cash With Custodian - 27.4%		1,297,907,539

Securities Sold Short - (26.3)% (Proceeds $1,042,583,352)		(1,244,391,777)

Net Other Assets (Liabilities) - (28.1)%		(1,331,041,576)

Net Assets - 100.0%		$4,740,022,830

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2017 was $1,284,376,558.
(b)	Non-income producing security.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of September 30, 2017.
(e)	Represents cost for financial reporting purposes.

plc - Public Limited Company

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
September 30, 2017 (Unaudited)

Common Stocks - 26.0%	Shares	Fair Value
Consumer Discretionary - 10.1%
Best Buy Co., Inc.	1,692,550	$96,407,648
Big Lots, Inc.	455,930	24,424,170
Children's Place, Inc. (The)	350,677	41,432,488
Grand Canyon Education, Inc.	786,620	71,440,828
Lithia Motors, Inc., Class A	397,880	47,868,943
McDonald's Corp.	452,600	70,913,368
Polaris Industries, Inc.	494,400	51,729,072
Under Armour, Inc., Class A	614,435	10,125,889
Wal-Mart Stores, Inc.	818,380	63,948,213
		478,290,619
Consumer Staples - 1.3%
Coca-Cola Co. (The)	509,645	22,939,121
Colgate-Palmolive Co.	175,475	12,783,354
Conagra Brands, Inc.	572,285	19,308,896
Lamb Weston Holdings, Inc.	164,548	7,715,656
		62,747,027
Energy - 1.2%
Core Laboratories NV	275,640	27,205,668
Helmerich & Payne, Inc.	610,345	31,805,078
		59,010,746
Financials - 4.1%
Bank of Hawaii Corp.	621,031	51,769,144
Cincinnati Financial Corp.	875,840	67,063,069
First American Financial Corp.	480,380	24,004,589
Mercury General Corp.	252,336	14,304,928
Selective Insurance Group, Inc.	642,434	34,595,071
		191,736,801
Health Care - 2.7%
AbbVie, Inc.	228,170	20,275,186
IDEXX Laboratories, Inc.	57,165	8,888,586
Merck & Co., Inc.	893,595	57,216,888
Varian Medical Systems, Inc.	410,130	41,037,608
		127,418,268
Industrials - 1.6%
Boeing Company (The)	188,655	47,957,988

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (Continued)

Common Stocks - 26.0% (Continued)	Shares	Fair Value
Industrials - 1.6% (Continued)
Cintas Corp.	196,895	$28,408,011
		76,365,999
Information Technology - 3.1%
Arista Networks, Inc.	361,775	68,596,158
Cree, Inc.	869,330	24,506,413
Stamps.com, Inc.	191,664	38,840,710
Western Union Co. (The)	875,315	16,806,048
		148,749,329
Telecommunication Services - 0.3%
AT&T, Inc.	312,395	12,236,512

Utilities - 1.6%
Consolidated Edison, Inc.	929,480	74,990,446

Total Common Stocks		$1,231,545,747

Registered Investment Companies - 0.3%	Shares	Fair Value
Industrials - 0.3%
Industrial Select Sector SPDR Fund (The)	180,930	$12,846,030

Total Securities Sold Short - 26.3% (Proceeds $1,042,583,352)		$1,244,391,777

Percentages disclosed are based on total net assets of the Fund at September 30, 2017.

NV - Naamloze Vennootschap

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Research Opportunities Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Common Stocks - 101.3%	Shares	Fair Value
Consumer Discretionary - 21.9%
BorgWarner, Inc. (a)	6,200	$317,626
Charter Communications, Inc., Class A (a)(b)	2,300	835,866
Delphi Automotive plc	3,150	309,960
Ford Motor Co. (a)	14,500	173,565
Hanesbrands, Inc. (a)	30,900	761,376
Liberty Global plc, Class A (b)	27,325	926,591
NVR, Inc. (b)	680	1,941,400
Red Rock Resorts, Inc., Class A	122,990	2,848,448
Starbucks Corp. (a)	10,000	537,100
Vail Resorts, Inc.	15,700	3,581,484
VF Corp. (a)	13,000	826,410
		13,059,826
Consumer Staples - 2.4%
B&G Foods, Inc. (a)	23,265	740,990
Post Holdings, Inc. (a)(b)	7,500	662,025
		1,403,015
Energy - 0.5%
Cimarex Energy Co. (a)	2,570	292,132

Financials - 20.2%
Atlas Financial Holdings, Inc. (b)	31,180	589,302
Bank of New York Mellon Corp. (The) (a)	20,540	1,089,031
Berkshire Hathaway, Inc., Class B (a)(b)	1,981	363,157
Brighthouse Financial, Inc. (b)	1,766	107,373
Capital One Financial Corp.	7,775	658,231
Credit Suisse Group (SW) (b)(c)	40,475	641,403
Discover Financial Services (a)	24,320	1,568,154
Fortress Investment Group LLC, Class A	81,061	646,056
Franklin Resources, Inc. (a)	17,426	775,631
Julius Baer Group Ltd. (SW) (b)(c)	16,075	954,031
MetLife, Inc. (a)	19,426	1,009,181
Nationstar Mortgage Holdings, Inc. (b)	121,724	2,260,415
Popular, Inc.	16,945	609,003
SVB Financial Group (a)(b)	4,220	789,520
		12,060,488

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)

Common Stocks - 101.3% (Continued)	Shares	Fair Value
Health Care - 14.2%
Aetna, Inc.	3,365	$535,069
Allergan plc (a)	1,540	315,623
BioScrip, Inc. (a)(b)	536,749	1,476,060
Endo International plc (a)(b)	106,873	915,367
Express Scripts Holding Co. (b)	2,725	172,547
GlaxoSmithKline plc - ADR	64,774	2,629,824
McKesson Corp. (a)	3,660	562,213
Medtronic plc	6,635	516,004
Mylan NV (b)	15,380	482,471
Thermo Fisher Scientific, Inc.	1,877	355,128
Valeant Pharmaceuticals International, Inc. (b)	34,500	494,385
		8,454,691
Industrials - 20.8%
Aircastle Ltd.	17,800	396,762
Fastenal Co. (a)	3,170	144,489
Honeywell International, Inc.	1,800	255,132
Howden Joinery Group plc (GB) (c)	115,000	664,467
Hub Group, Inc., Class A (b)	63,290	2,718,305
Johnson Controls International plc (a)	4,805	193,593
Kirby Corp. (a)(b)	10,500	692,475
Sensata Technologies Holding NV (a)(b)	29,335	1,410,133
SPX FLOW, Inc. (b)	8,550	329,688
United Continental Holdings, Inc. (b)	45,805	2,788,608
United Technologies Corp.	1,600	185,728
Verisk Analytics, Inc. (b)	29,678	2,468,913
WESCO International, Inc. (b)	2,880	167,760
		12,416,053
Information Technology - 14.1%
Avnet, Inc. (b)	36,980	1,453,314
Cognizant Technology Solutions Corp., Class A	48,968	3,552,139
Juniper Networks, Inc.	31,778	884,382
Microsoft Corp. (a)	17,810	1,326,667
WNS Holdings Ltd. - ADR (b)	32,915	1,201,398
		8,417,900
Materials - 2.4%
Axalta Coating Systems Ltd. (a)(b)	42,224	1,221,118

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)

Common Stocks - 101.3% (Continued)	Shares	Fair Value
Materials - 2.4% (Continued)
Fuchs Petrolub SE (GE) (c)	4,000	$205,345
		1,426,463
Real Estate - 1.8%
iStar, Inc. REIT (b)	92,115	1,086,957

Telecommunication Services - 3.0%
Cincinnati Bell, Inc. (a)(b)	90,429	1,795,016

Total Common Stocks		$60,412,541

Corporate Bonds - 1.6%	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 1.6%
Energen Corp.	7.125%	02/15/28	$900,000	$945,000

Registered Investment Companies - 28.0%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.19% (d)	23,029	$23,031
State Street Navigator Securities Lending Portfolio I, 1.27% (d)	16,687,171	16,687,171

Total Registered Investment Companies		$16,710,202

Total Investment Securities - 130.9% (Cost $69,914,604) (e)		$78,067,743

Segregated Cash With Custodian - 20.8%		12,440,588

Securities Sold Short - (23.4)% (Proceeds $11,092,971)		(13,968,908)

Net Other Assets (Liabilities) - (28.3)%		(16,885,789)

Net Assets - 100.0%		$59,653,634

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2017 was $16,019,625.
(b)	Non-income producing security.
(c)
Security has been valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees. The total value of such securities was $2,465,246 at September 30, 2017, representing 4.1% of net assets.

(d)	The rate shown is the effective interest rate as of September 30, 2017.
(e)	Represents cost for financial reporting purposes.

ADR - American Depositary Receipt.
NV - Naamloze Vennootschap
plc - Public Limited Company
REIT - Real Estate Investment Trust
SE - Societas Europaea
(GB) - British Security
(GE) - German Security
(SW) - Swiss Security

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
September 30, 2017 (Unaudited)

Common Stocks - 23.4%	Shares	Fair Value
Consumer Discretionary - 6.7%
Best Buy Co., Inc.	15,400	$877,184
Big Lots, Inc.	1,700	91,069
Children's Place, Inc. (The)	2,650	313,098
Grand Canyon Education, Inc.	10,000	908,200
Lithia Motors, Inc., Class A	3,900	469,209
Polaris Industries, Inc.	7,940	830,762
Under Armour, Inc., Class A	5,450	89,816
Universal Electronics, Inc.	4,720	299,248
Wal-Mart Stores, Inc.	1,200	93,768
		3,972,354
Energy - 1.0%
Core Laboratories NV	1,385	136,700
Helmerich & Payne, Inc.	5,820	303,280
RPC, Inc.	7,125	176,629
		616,609
Financials - 3.6%
Bank of Hawaii Corp.	5,290	440,974
Cincinnati Financial Corp.	9,016	690,355
First American Financial Corp.	3,880	193,884
Selective Insurance Group, Inc.	5,153	277,489
Westamerica Bancorp.	9,373	558,068
		2,160,770
Health Care - 4.2%
AbbVie, Inc.	5,758	511,656
Bioverativ, Inc.	5,821	332,204
Celgene Corp.	2,708	394,881
DENTSPLY SIRONA, Inc.	1,225	73,267
Healthsouth Corp.	2,875	133,256
IDEXX Laboratories, Inc.	550	85,520
Merck & Co., Inc.	5,651	361,834
Prestige Brands Holdings, Inc.	7,158	358,544
Varian Medical Systems, Inc.	2,600	260,156
		2,511,318
Industrials - 1.5%
Boeing Co. (The)	2,315	588,496

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short (Continued)

Common Stocks - 23.4% (Continued)	Shares	Fair Value
Industrials - 1.5% (Continued)
Cintas Corp.	2,070	$298,660
		887,156
Information Technology - 5.8%
Arista Networks, Inc.	5,149	976,302
Cree, Inc.	29,248	824,501
NETGEAR, Inc.	6,825	324,870
Stamps.com, Inc.	1,719	348,355
Ubiquiti Networks, Inc.	4,500	252,090
Western Union Co. (The)	37,764	725,069
		3,451,187
Utilities - 0.6%
Consolidated Edison, Inc.	4,580	369,514

Total Securities Sold Short - 23.4% (Proceeds $11,092,971)		$13,968,908

Percentages disclosed are based on total net assets of the Fund at September 30, 2017.

NV - Naamloze Vennootschap

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Common Stocks - 91.2%	Shares	Fair Value
Banks, Thrifts & Mortgage Finance - 35.6%
BankUnited, Inc.	36,215	$1,288,167
BOK Financial Corp. (a)	6,155	548,287
Bridge Bancorp, Inc.	17,480	593,446
Citigroup, Inc.	22,890	1,665,019
First Horizon National Corp. (a)	17,045	326,412
First of Long Island Corp. (The)	16,660	507,297
First Republic Bank (a)	7,350	767,781
JPMorgan Chase & Co.	7,010	669,525
Nationstar Mortgage Holdings, Inc. (b)	118,980	2,209,459
Popular, Inc.	23,170	832,730
State Bank Financial Corp.	16,755	480,031
Sterling Bancorp (a)	25,228	621,870
SVB Financial Group (b)	6,265	1,172,119
Wells Fargo & Co. (a)	4,390	242,108
		11,924,251
Capital Markets - 7.5%
Franklin Resources, Inc. (a)	27,660	1,231,147
Morgan Stanley (a)	18,060	869,950
State Street Corp.	4,205	401,746
		2,502,843
Consumer Financial Services - 7.5%
Capital One Financial Corp. (a)	11,275	954,541
Discover Financial Services (a)	24,115	1,554,935
		2,509,476
Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc., Class B (a)(b)	9,310	1,706,709

Insurance - 20.6%
Atlas Financial Holdings, Inc. (a)(b)	36,490	689,661
Brighthouse Financial, Inc. (a)(b)	8,605	523,184
Enstar Group Ltd. (a)(b)	2,500	555,875
Hartford Financial Services Group, Inc. (The) (a)	15,635	866,648
Loews Corp. (a)	29,040	1,389,854
MetLife, Inc. (a)	27,075	1,406,546
Validus Holdings Ltd.	18,560	913,338

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)

Common Stocks - 91.2% (Continued)	Shares	Fair Value
Insurance - 20.6% (Continued)
Willis Towers Watson plc (a)	3,578	$551,835
		6,896,941
IT Services - 0.9%
Vantiv, Inc., Class A (a)(b)	4,085	287,870

REITS & Real Estate Management - 14.0%
American Campus Communities, Inc.	6,880	303,752
Colony NorthStar, Inc. REIT, Class A (a)	44,146	554,474
CubeSmart REIT	33,460	868,622
Essex Property Trust, Inc. REIT (a)	650	165,119
iStar, Inc. REIT (b)	125,578	1,481,820
Jones Lang LaSalle, Inc. (a)	4,280	528,580
Public Storage REIT (a)	1,570	335,964
Tanger Factory Outlet Centers, Inc. REIT	18,050	440,781
		4,679,112

Total Common Stocks		$30,507,202

Registered Investment Companies - 36.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.19% (c)	2,859,129	$2,859,415
State Street Navigator Securities Lending Portfolio I, 1.27% (c)	9,213,561	9,213,561

Total Registered Investment Companies		$12,072,976

Total Investment Securities - 127.3% (Cost $37,416,117) (d)		$42,580,178

Segregated Cash With Custodian - 13.8%		4,603,293

Securities Sold Short - (13.5)% (Proceeds $3,334,092)		(4,507,387)

Net Other Assets (Liabilities) - (27.6)%		(9,227,006)

Net Assets - 100.0%		$33,449,078

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2017 was $9,011,099.
(b)	Non-income producing security.
(c)	The rate shown is the effective interest rate as of September 30, 2017.
(d)	Represents cost for financial reporting purposes.

plc- Public Limited Company
REIT - Real Estate Investment Trust

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Financial Long-Short Fund
Schedule of Investments Sold Short
September 30, 2017 (Unaudited)

Common Stocks - 13.5%	Shares	Fair Value
Banks, Thrifts & Mortgage Finance - 4.9%
Bank of Hawaii Corp.	6,225	$518,916
Washington Federal, Inc.	12,325	414,736
Westamerica Bancorp.	12,045	717,159
		1,650,811
Insurance - 7.0%
Cincinnati Financial Corp.	9,960	762,637
First American Financial Corp.	6,860	342,794
Hanover Insurance Group, Inc. (The)	1,710	165,750
Mercury General Corp.	5,400	306,126
Selective Insurance Group, Inc.	14,420	776,517
		2,353,824
IT Services - 1.1%
Western Union Co. (The)	18,245	350,304

REITS & Real Estate Management - 0.5%
Eastgroup Properties, Inc.	1,730	152,448

Total Securities Sold Short - 13.5% (Proceeds $3,334,092)		$4,507,387

Percentages disclosed are based on total net assets of the Fund at September 30, 2017.

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Short Duration Total Return Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Corporate Credit - 11.7%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.4%
ABN AMRO Bank NV (a)	2.100%	01/18/19	$500,000	$501,534
Bank of America Corp.	6.875%	04/25/18	140,000	144,028
Bank of Montreal (b)	1.350%	08/28/18	425,000	423,969
Bank of Nova Scotia	1.650%	06/14/19	35,000	34,902
Canadian Imperial Bank (b)	1.600%	09/06/19	425,000	422,516
Capital One Financial Co.	2.500%	05/12/20	500,000	502,244
Capital One North America	1.850%	09/13/19	500,000	496,432
Citigroup, Inc. (b)	2.350%	08/02/21	500,000	497,273
Citigroup, Inc.	2.900%	12/08/21	750,000	759,043
Commonwealth Bank of Australia (a)	1.375%	09/06/18	425,000	424,033
Danske Bank A/S (a)	1.650%	09/06/19	500,000	496,122
DBS Group Holdings Ltd. (3MO LIBOR + 49) (a)(c)	1.807%	06/08/20	1,500,000	1,501,680
Fifth Third Bank (3MO LIBOR + 59) (c)	1.883%	09/27/19	500,000	502,339
Goldman Sachs Group, Inc.	2.300%	12/13/19	225,000	225,943
Goldman Sachs Group, Inc. (b)	2.600%	12/27/20	1,000,000	1,007,441
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (c)	2.423%	04/26/22	450,000	454,912
Huntington National Bank (3MO LIBOR + 51) (c)	1.827%	03/10/20	1,000,000	1,006,331
JPMorgan Chase & Co.	2.250%	01/23/20	50,000	50,258
JPMorgan Chase & Co.	2.550%	10/29/20	1,000,000	1,011,126
JPMorgan Chase & Co. (3MO LIBOR + 100) (b)(c)	2.303%	01/15/23	400,000	403,733
Key Banc NA	1.600%	08/22/19	750,000	745,891
Mizuho Financial Group	2.273%	09/13/21	500,000	492,315
Morgan Stanley	2.650%	01/27/20	486,000	491,495
Morgan Stanley (3MO LIBOR + 118) (c)	2.486%	01/20/22	1,000,000	1,014,069
National Australia Bank, New York	2.250%	01/10/20	500,000	502,180
Nordea Bank AB (3MO LIBOR + 62) (a)(c)	1.916%	09/30/19	250,000	251,885
PNC Bank NA	6.875%	04/01/18	1,000,000	1,025,850
Popular, Inc.	7.000%	07/01/19	100,000	102,750
Rabobank Nederland NY	2.250%	01/14/20	300,000	302,060
Royal Bank of Canada	1.500%	07/29/19	220,000	218,703
Skandinaviska Enskilda Banken AB	1.500%	09/13/19	500,000	494,921
Svenska Handelsbanken AB	1.500%	09/06/19	500,000	496,464

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Synovus Financial Corp.	7.875%	02/15/19	$175,000	$188,125
Toronto-Dominion Bank	1.450%	09/06/18	450,000	449,323
Toronto-Dominion Bank	1.450%	08/13/19	20,000	19,861
Wells Fargo Bank NA (3MO LIBOR + 50) (c)	1.700%	11/28/18	1,000,000	1,004,625
Westpac Banking Corp.	1.600%	08/19/19	425,000	423,024
				19,089,400
Basic Industry - 0.1%
E.I. du Pont de Nemours & Co.	2.200%	05/01/20	425,000	427,662

Capital Goods - 0.1%
Stanley Black & Decker, Inc.	1.622%	11/17/18	420,000	419,052

Communications - 0.4%
American Tower Corp.	2.250%	01/15/22	250,000	245,877
Bankrate, Inc. (a)	6.125%	08/15/18	150,000	150,375
Cogent Communications, Inc. (a)	5.375%	03/01/22	25,000	26,281
Crown Castle International Corp.	2.250%	09/01/21	425,000	419,031
Deutsche Telekom International Finance (a)	1.500%	09/19/19	200,000	197,921
				1,039,485
Consumer Cyclical - 1.5%
BMW U.S. Capital LLC (a)	1.450%	09/13/19	225,000	223,750
CCM Merger, Inc. (a)	6.000%	03/15/22	200,000	206,774
Century Communities, Inc.	6.875%	05/15/22	75,000	79,200
Cimpress NV (a)	7.000%	04/01/22	150,000	155,438
Daimler Finance NA LLC (a)	1.750%	10/30/19	350,000	347,025
Ford Motor Credit Co. LLC	1.724%	12/06/17	750,000	750,053
Ford Motor Credit Co. LLC	1.897%	08/12/19	500,000	497,500
Ford Motor Credit Co. LLC (b)	2.681%	01/09/20	200,000	201,729
General Motors Financial Co.	2.350%	10/04/19	1,000,000	1,003,221
General Motors Financial Co. (b)	3.200%	07/06/21	25,000	25,434
Nissan Motor Acceptance Corp. (a)	1.550%	09/13/19	425,000	421,484
Station Casinos LLC	7.500%	03/01/21	75,000	77,813
Toyota Motor Credit Corp.	1.950%	04/17/20	425,000	425,083
				4,414,504
Consumer Non-Cyclical - 0.4%
Amgen, Inc. (b)	2.650%	05/11/22	860,000	866,774
Mondelez International, Inc. (a)(b)	1.625%	10/28/19	250,000	248,054
				1,114,828

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Electric - 0.6%
Nevada Power Co.	6.500%	08/01/18	$1,000,000	$1,039,409
NextEra Energy, Inc.	1.649%	09/01/18	215,000	214,900
Sempra Energy	1.625%	10/07/19	370,000	367,622
Southern Power Co.	1.950%	12/15/19	250,000	249,452
				1,871,383
Energy - 0.2%
Energen Corp.	4.625%	09/01/21	125,000	126,875
Sinopec Group Overseas Development Ltd. (a)	1.750%	09/29/19	500,000	494,403
				621,278
Finance Companies - 0.4%
American Express Credit Corp.	1.700%	10/30/19	900,000	897,058
IBCIL Finance Co. Ltd. (a)	2.125%	09/29/19	200,000	197,604
Nationstar Mortgage/Capital Corp.	9.625%	05/01/19	123,000	126,844
Nationstar Mortgage/Capital Corp. (b)	6.500%	06/01/22	100,000	102,750
				1,324,256
Insurance - 1.1%
Jackson National Life Global Funding (a)	2.100%	10/25/21	200,000	196,727
Met Life Global Funding I (a)	1.350%	09/14/18	850,000	847,851
Met Life Global Funding I (3MO LIBOR + 40) (a)(c)	1.710%	06/12/20	1,000,000	1,004,663
New York Life Global Funding (a)	1.500%	10/24/19	500,000	495,866
Pricoa Global Funding I (a)	1.450%	09/13/19	350,000	346,497
Principal Life Global Funding II (a)(b)	2.375%	11/21/21	400,000	397,340
				3,288,944
REITS - 0.1%
Crescent Communities, Inc. (a)	8.875%	10/15/21	200,000	212,000
Realty Income Corp.	6.750%	08/15/19	150,000	162,816
				374,816
Technology - 0.1%
Apple, Inc. (b)	2.300%	05/11/22	425,000	426,545

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Transportation - 0.0% (d)
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	$104,053	$109,776

Total Corporate Credit				$34,521,929

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Securitized - 80.3%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 17.0%
Gold Key Resorts LLC, Series 2014-A, Class A (a)	3.220%	03/17/31	$341,191	$341,467
Green Tree Agency Advance Funding Trust, Series 2016-T1, Class CT1 (a)	3.614%	10/15/48	1,000,000	994,290
Green Tree Agency Advance Funding Trust, Series 2016-T1, Class DT1 (a)	4.057%	10/15/48	1,500,000	1,491,480
Hero Funding Trust, Series 2016-3B, Class B (a)	5.240%	09/20/42	664,150	666,061
Hero Funding Trust, Series 2016-1R, Class A1 (a)	4.500%	09/21/42	1,380,549	1,373,646
Hero Funding Trust, Series 2016-4B, Class B (a)	4.990%	09/20/47	1,704,726	1,719,039
Kabbage Funding LLC, Series 2017-1, Class A (a)	4.571%	03/15/22	750,000	768,500
Kabbage Funding LLC, Series 2017-1, Class B (a)	5.794%	03/15/22	2,050,000	2,092,701
Kabbage Funding LLC, Series 2017-1, Class C (a)	8.000%	03/15/22	1,581,000	1,655,567
LEAF II Receivables Funding LLC, Series 2017-1, Class E1 (a)	4.470%	07/15/22	1,650,000	1,672,489
LEAF II Receivables Funding LLC, Series 2017-1, Class E2 (a)	5.990%	09/15/24	2,278,000	2,312,945
MarketPlace Loan Trust, Series 2016-BS1, Class A (a)	4.500%	01/15/21	1,304,584	1,306,353
Nationstar HECM Loan Trust, Series 2016-3A, Class A (a)	2.012%	08/25/26	458,277	458,272
Nationstar HECM Loan Trust, Series 2016-3A, Class M1 (a)	3.147%	08/25/26	2,230,000	2,235,307
Nationstar HECM Loan Trust, Series 2016-3A, Class M2 (a)	5.682%	08/25/26	350,000	358,400
New Residential Advance Receivables Trust, Series 2016-T2, Class DT2 (a)	4.005%	10/15/49	1,354,000	1,349,820
New Residential Advance Receivables Trust, Series 2016-T2, Class ET2 (a)	5.573%	10/15/49	1,000,000	998,810
New Residential Advance Receivables Trust, Series 2016-T4, Class ET4 (a)	6.250%	12/15/50	2,500,000	2,499,390
New Residential Advance Receivables Trust, Series 2017-T1, Class ET1 (a)	5.815%	02/15/51	2,845,000	2,853,444

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1 (a)	2.520%	08/17/48	$2,000,000	$1,991,144
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class DT1 (a)	4.246%	08/17/48	1,900,000	1,878,264
Ocwen Master Advance Receivables Trust, Series 2017-T1, Class DT1 (a)	3.535%	09/15/48	3,150,000	3,151,574
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class DT2 (a)	4.445%	08/16/49	1,000,000	976,556
OnDeck Asset Securitization Trust, Series 2016-1A, Class A (a)	4.210%	05/17/20	4,662,000	4,690,896
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A (1MO LIBOR + 400) (a)(c)	5.234%	08/25/23	1,500,000	1,503,750
PNMAC GMSR Issuer Trust, Series 2017-GT1, Class A (1MO LIBOR + 475) (a)(c)	5.987%	02/25/50	2,000,000	2,005,874
Renew Financial LLC, Series 2017-1A, Class B (a)	5.750%	09/20/52	1,684,620	1,717,293
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (a)	3.590%	11/15/49	650,000	639,579
Starwood Waypoint Homes Trust, Series 2017-1, Class B (1MO LIBOR + 117) (a)(c)	2.419%	01/17/35	3,900,000	3,859,622
Westgate Resorts, Series 2016-1A, Class A (a)	3.500%	12/20/28	814,714	821,719
				50,384,252
Agency CMBS - 0.4%
FNMA, Pool FN AE0834 (c)	3.977%	01/01/21	235,883	248,031
FNMA, Pool FN 464279	4.300%	07/01/21	808,696	831,101
				1,079,132

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Agency MBS CMO - 3.8%
FHLMC, Series 3994, Class EI	3.000%	02/15/22	$2,842,465	$117,805
FHLMC, Series 3874, Class KI	4.500%	08/15/25	2,250,253	115,705
FHLMC, Series 3946, Class SB (1MO LIBOR + 675) (c)	5.515%	10/15/26	549,601	68,566
FHLMC, Series 2814, Class PH	6.000%	06/15/34	374,049	422,877
FHLMC, Series 4119, Class LB	1.750%	06/15/39	452,766	446,539
FHLMC, Series 3903, Class QC	2.250%	03/15/41	453,832	458,684
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	65,085	71,402
FNMA, Series 2011-75, Class MI	3.500%	08/25/26	1,061,056	99,315
FNMA, Series 2012-3, Class EA	3.500%	10/25/29	284,595	290,522
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	375,430	424,977
FNMA, Series 348, Class 11	6.000%	01/25/34	1,367,137	306,303
FNMA, Series 2003-131, Class CH	5.500%	01/25/34	131,145	147,435
FNMA, Series 2006-9, Class KZ	6.000%	03/25/36	331,860	374,756
FNMA, Series 2007-B1, Class ZA	5.500%	04/25/37	154,747	172,268
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	448,064	479,037
FNMA, Series 2011-46, Class MB	4.000%	06/25/37	263,006	264,163
FNMA, Series 2010-44, Class CS (1MO LIBOR + 655) (c)	5.312%	05/25/40	1,481,744	205,103
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	1,057,782	127,495
FNMA, Series 2010-71, Class HJ	5.500%	07/25/40	923,485	1,031,337
FNMA, Series 2014-45, Class IO	4.000%	08/25/44	2,007,098	345,171
GNMA, Series 2011-18, Class NA	4.000%	05/20/39	52,229	53,196
GNMA, Series 2013-H04, Class BA	1.650%	02/20/63	2,653,283	2,635,799
GNMA, Series 2013-H07, Class JA	1.750%	03/20/63	856,845	852,417
GNMA, Series BC-H066, Class DI (c)	3.108%	05/31/64	37,021,972	1,556,226
GNMA, Series 2016-H11, Class FD (12 MO LIBOR + 40) (c)	2.201%	05/20/66	143,709	145,079
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	164,743	186,364
				11,398,541
Agency MBS Passthrough - 0.5%
FHLMC, Pool FG G60257	5.500%	06/01/41	1,278,511	1,421,255
FNMA, Pool FN 725146	6.500%	07/01/19	44,225	45,075
				1,466,330

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Auto Loan - 21.3%
American Credit Acceptance Receivables Trust, Series 2014-4, Class C (a)	4.250%	10/12/20	$812,033	$819,219
American Credit Acceptance Receivables Trust, Series 2015-2, Class B (a)	2.970%	05/12/21	693,006	694,571
American Credit Acceptance Receivables Trust, Series 2016-3, Class C (a)	4.260%	08/12/22	246,000	249,822
California Republic Auto Receivables Trust, Series 2015-4, Class C (a)	4.230%	09/15/22	85,000	86,383
CarFinance Capital LLC, Series 2014-2A, Class A (a)	1.440%	11/16/20	123,044	122,976
CarMax Auto Owner Trust, Series 2017-3, Class D	3.460%	10/16/23	2,000,000	1,994,622
CPS Auto Trust, Series 2013-D, Class D (a)	5.540%	11/15/19	1,900,000	1,946,180
CPS Auto Trust, Series 2016-C, Class A (a)	1.620%	01/15/20	39,745	39,720
CPS Auto Trust, Series 2016-C, Class C (a)	3.270%	06/15/22	100,000	100,638
CPS Auto Trust, Series 2017-C, Class D (a)	3.790%	06/15/23	3,000,000	2,988,879
CPS Auto Trust, Series 2017-A, Class E (a)	7.070%	04/15/24	4,250,000	4,405,376
Drive Auto Receivables Trust, Series 2015-BA, Class C (a)	2.760%	07/15/21	299,941	301,342
DT Auto Owner Trust, Series 2016-1A, Class B (a)	2.790%	05/15/20	1,040,602	1,041,712
DT Auto Owner Trust, Series 2017-3A, Class C (a)	3.010%	05/15/23	1,500,000	1,496,853
Exeter Automobile Receivables Trust, Series 2014-3A, Class B (a)	2.770%	11/15/19	374,495	375,127
Exeter Automobile Receivables Trust, Series 2013-2A, Class D (a)	6.810%	08/17/20	2,937,983	2,991,697
Exeter Automobile Receivables Trust, Series 2017-3A, Class C (a)	3.680%	07/17/23	2,850,000	2,840,960
Exeter Automobile Receivables Trust, Series 2017-2A, Class D (a)	6.390%	02/15/24	1,000,000	1,032,824
First Investors Auto Owner Trust, Series 2017-2A, Class E (a)	5.480%	10/15/24	1,250,000	1,254,910
Flagship Credit Auto Trust, Series 2014-1, Class E (a)	5.710%	08/16/21	1,000,000	1,021,671

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Flagship Credit Auto Trust, Series 2017-3, Class D (a)	3.730%	09/15/23	$4,850,000	$4,849,990
FourSight Capital Automobile Receivables Trust, Series 2017-1, Class D (a)	5.280%	08/15/24	1,700,000	1,699,778
GLS Auto Receivables Trust, Series 2017-1A, Class A1 (a)	1.550%	06/15/18	1,299,393	1,299,396
GLS Auto Receivables Trust, Series 2015-1A, Class A (a)	2.250%	12/15/20	160,802	160,711
GLS Auto Receivables Trust, Series 2016-1A, Class C (a)	6.900%	10/15/21	1,900,000	1,952,313
GM Financial Automobile Leasing Trust, Series 2016-3, Class C	2.380%	05/20/20	1,000,000	994,705
GM Financial Automobile Leasing Trust, Series 2017-3, Class C	3.150%	09/20/21	1,900,000	1,891,263
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A2 (1MO LIBOR + 43) (a)(c)	1.664%	07/15/22	5,000,000	5,006,806
GO Financial Auto Securitization Trust, Series 2015-2, Class B (a)	4.800%	08/17/20	571,860	577,020
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (a)	5.800%	04/10/31	900,000	894,892
Honor Automobile Trust Securitization, Series 2016-1A, Class A (a)	2.940%	11/15/19	619,867	622,130
Honor Automobile Trust Securitization, Series 2016-1A, Class B (a)	5.760%	04/15/21	900,000	923,692
Honor Automobile Trust Securitization, Series 2016-1A, Class C (a)	8.050%	11/15/22	900,000	925,762
Navistar Financial Dealer Master Trust, Series 2016-1, Class B (1MO LIBOR + 175) (a)(c)	2.984%	09/27/21	525,000	526,286
Navistar Financial Dealer Master Trust, Series 2016-1, Class D (1MO LIBOR + 330) (a)(c)	4.534%	09/27/21	570,000	570,797
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (a)(c)	1.886%	11/10/20	1,000,000	1,000,313
Prestige Auto Receivables Trust, Series 2015-1, Class D (a)	3.050%	04/15/21	100,000	100,400
Prestige Auto Receivables Trust, Series 2017-1A, Class D (a)	3.610%	10/16/23	3,600,000	3,584,237
Santander Drive Auto Receivables Trust, Series 2017-3, Class C	2.930%	12/15/22	950,000	950,947

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Santander Drive Auto Receivables Trust, Series 2017-3, Class D	3.530%	11/15/23	$1,950,000	$1,940,235
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A4 (a)	2.289%	03/25/22	4,000,000	4,000,000
United Auto Credit Securitization Trust, Series 2016-2, Class D (a)	3.580%	12/10/21	500,000	499,129
United Auto Credit Securitization Trust, Series 2017-1, Class E (a)	5.090%	03/10/23	2,350,000	2,344,311
				63,120,595

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Consumer - 18.0%
AMPLIT Trust, Series 2015-A, Class B (a)	6.750%	09/15/21	$954,400	$965,648
Arcadia Receivables Credit Trust, Series 2017-1, Class A (a)	3.250%	06/15/23	1,345,947	1,354,061
Arcadia Receivables Credit Trust, Series 2017-1, Class B (a)	5.500%	06/15/23	3,900,000	3,966,031
Avant Loans Funding Trust, Series 2015-A, Class B (a)	6.000%	08/16/21	993,593	998,625
Avant Loans Funding Trust, Series 2015-A, Class C (a)	7.750%	08/16/21	609,644	628,667
Avant Loans Funding Trust, Series 2017-A, Class B (a)	3.650%	09/15/22	1,600,000	1,606,710
Citi Held for Asset Issuance, Series 2015-PM1, Class B (a)	2.930%	12/15/21	300,006	300,069
Citi Held for Asset Issuance, Series 2015-PM2, Class B (a)	4.000%	03/15/22	2,011,477	2,023,760
Citi Held for Asset Issuance, Series 2016-MF1, Class C (a)	10.390%	08/15/22	225,000	242,759
Citi Held for Asset Issuance, Series 2016-PM1, Class B (a)	7.670%	04/15/25	2,000,000	2,074,041
Conn Funding II LP, Series 2016-B, Class A (a)	3.730%	10/15/18	65,229	65,277
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a)	3.960%	07/15/22	890,911	894,778
Consumer Loan Underlying Bond, Series 2017-P1, Class A (a)	2.420%	09/15/23	1,900,000	1,899,943
Consumer Loan Underlying Bond, Series 2017-P1, Class B (a)	3.560%	09/15/23	3,000,000	2,999,720
LendingClub Issuance Trust, Series 2016-NP1, Class B (a)	6.500%	06/15/22	835,000	855,304
Lendmark Funding Trust, Series 2017-1A, Class B (a)	3.770%	01/22/24	400,000	402,185
Lendmark Funding Trust, Series 2017-1A, Class C (a)	5.410%	01/22/24	2,300,000	2,309,850
Lendmark Funding Trust, Series 2016-2A, Class C (a)	6.640%	04/21/25	2,900,000	3,007,894
Mariner Finance Issuance Trust, Series 2017-AA, Class B (a)	4.740%	02/20/29	400,000	409,836

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Mariner Finance Issuance Trust, Series 2017-AA, Class C (a)	6.730%	02/20/29	$1,750,000	$1,810,729
MarketPlace Loan Trust, Series 2015-AV2, Class A (a)	4.000%	10/15/21	649,448	652,016
MarketPlace Loan Trust, Series 2015-AV2, Class B (a)	5.750%	10/15/21	241,140	243,537
Marlette Funding Trust, Series 2016-1A, Class A (a)	3.060%	01/17/23	67,526	67,760
Marlette Funding Trust, Series 2016-1A, Class B (a)	4.780%	01/17/23	100,000	102,009
Marlette Funding Trust, Series 2017-1A, Class B (a)	4.114%	03/15/24	3,100,000	3,145,586
Marlette Funding Trust, Series 2017-1A, Class C (a)	6.658%	03/15/24	2,245,000	2,326,177
Marlette Funding Trust, Series 2017-2A, Class B (a)	3.190%	07/15/24	1,400,000	1,400,363
Murray Hill MarketPlace Trust, Series 2016-LC1, Class B (a)	6.150%	11/25/22	1,250,000	1,273,189
OneMain Financial Issuance Trust, Series 2014-2A, Class B (a)	3.020%	09/18/24	840,000	842,058
Oportun Funding IV LLC, Series 2016-C, Class B (a)	4.850%	11/08/21	1,500,000	1,521,135
Prosper Marketplace Issuance Trust, Series 2017-2A, Class B (a)	3.480%	09/15/23	2,150,000	2,155,016
Purchasing Power Funding, Series 2015-A, Class A2 (a)	4.750%	12/15/19	2,150,000	2,157,392
SoFi Consumer Loan Program Trust, Series 2016-2A, Class A (a)	3.090%	10/27/25	909,636	918,832
SoFi Consumer Loan Program Trust, Series 2016-3, Class A (a)	3.050%	12/26/25	1,271,216	1,283,433
Springfield Funding Trust, Series 2015-AA, Class B (a)	3.620%	11/15/24	135,000	135,944
Upstart Securitization Trust, Series 2017-1, Class B (a)	3.802%	06/20/24	3,350,000	3,359,334
Upstart Securitization Trust, Series 2017-1, Class C (a)	6.350%	06/20/24	2,850,000	2,866,001
Verizon Owner Trust, Series 2016-1A, Class A (a)	1.420%	01/20/21	100,000	99,525

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

				$53,365,194
Equipment - 2.9%
Ascentium Equipment Receivables Trust, Series 2016-2A, Class E (a)	6.790%	10/10/24	900,000	944,214
Axis Equipment Finance Receivables Trust, Series 2015-1A, Class A2 (a)	1.900%	03/20/20	128,701	128,630
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (a)	2.210%	11/20/21	1,033,252	1,030,278
BCC Funding Corp., Series 2015-1, Class A2 (a)	2.224%	10/20/20	206,233	206,034
BCC Funding Corp., Series 2016-1, Class A2 (a)	2.200%	12/20/21	262,029	261,801
BCC Funding Corp. (a)	2.730%	04/20/22	1,250,000	1,239,924
BCC Funding Corp., Series 2016-1, Class E (a)	6.000%	11/21/22	1,000,000	934,134
California Funding II Ltd., Series 2013-1A, Class A (a)	3.350%	03/27/28	1,045,000	1,035,516
Global SC Finance SRL, Series 2014-1A, Class A2 (a)	3.090%	07/17/29	1,356,417	1,342,468
SCF Equipment Trust LLC, Series 2017-1A, Class A (a)	3.770%	01/20/23	1,167,163	1,171,679
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	07/02/22	140,786	153,456
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	65,274	68,538
				8,516,672

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Non Agency CMBS - 13.9%
A10 Securitization, Series 2017-1A, Class C (a)	4.050%	03/15/36	$5,750,000	$5,749,192
A10 Securitization, Series 2017-1A, Class D (a)	4.700%	03/15/36	3,250,000	3,249,927
AMSR Trust, Series 2016-SFR1, Class A (1MO LIBOR + 140) (a)(c)	2.634%	11/17/33	3,500,000	3,530,925
AMSR Trust, Series 2016-SFR1, Class C (1MO LIBOR + 225) (a)(c)	3.484%	11/17/33	1,000,000	1,017,506
B2R Mortgage Trust, Series 2015-2, Class A (a)	3.336%	11/15/48	276,492	279,050
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(c)	3.584%	08/15/32	4,750,000	4,749,989
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 603.665) (a)(c)	7.271%	11/15/33	3,900,000	3,906,119
Colony American Homes, Inc., Series 2015-1A, Class A (1MO LIBOR + 120) (a)(c)	2.434%	07/17/32	302,133	303,466
Commercial Mortgage Trust, Series 2014-TWC, Class B (1MO LIBOR + 160) (a)(c)	2.833%	02/13/32	1,340,000	1,345,157
Commercial Mortgage Trust, Series 2014-TWC, Class D (1MO LIBOR + 225) (a)(c)	3.486%	02/13/32	1,300,000	1,305,034
Cosmopolitan Hotel Trust, Series 2016-CSM0, Class D (1MO LIBOR + 350) (a)(c)	4.734%	11/15/33	900,000	905,055
FirstKey Lending Trust, Series 2015-SFR1, Class A (a)	2.553%	03/09/47	544,764	544,088
Fort CRE LLC, Series 2016-1A, Class E (1MO LIBOR + 800) (a)(c)	9.237%	05/21/36	4,750,000	4,842,647
Prime Finance Partners III, Series 2015-2, Class A (1MO LIBOR + 145) (a)(c)	2.684%	07/14/34	1,097,734	1,097,132
Prime Finance Partners III, Series 2017-3, Class C (1MO LIBOR + 250) (a)(c)	3.734%	01/14/35	775,000	778,911
Prime Finance Partners III, Series 2017-3, Class D (1MO LIBOR + 350) (a)(c)	4.734%	01/14/35	500,000	502,100
Progress Residential Trust, Series 2015-SFR2, Class A (a)	2.740%	06/12/32	1,640,056	1,646,559
Progress Residential Trust, Series 2015-SFR3, Class A (a)	3.067%	11/12/32	99,241	100,539
Progress Residential Trust, Series 2015-SFR3, Class D (a)	4.673%	11/12/32	135,000	140,335
RAIT Trust, Series 2016-FL6, Class B (1MO LIBOR + 265) (a)(c)	3.878%	11/13/31	1,400,000	1,400,857
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class D (1MO LIBOR + 385) (a)(c)	5.069%	05/25/34	1,750,000	1,750,000

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Resource Capital Corp. Ltd, Series 2017-CRE5, Class B (1MO LIBOR + 200) (a)(c)	3.234%	07/15/34	$1,900,000	$1,899,996
				41,044,584
Non Agency MBS CMO - 1.3%
CAM Mortgage Trust, Series 2016-2, Class A2 (a)	5.000%	06/15/57	400,000	400,214
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3(c)	3.215%	08/25/34	21,846	21,963
COLT Funding LLC, Series 2016-2, Class M1 (a)	5.500%	09/25/46	750,000	761,929
First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A2(c)	3.162%	04/25/35	307,743	313,608
MLCC Mortgage Investors, Inc., Series 2004-C, Class B1 (1MO LIBOR + 73.5) (c)	1.969%	07/25/29	1,118,218	1,028,457
Pretium Mortgage Credit Partners, Series 2016-NPL6, Class A1 (a)	3.500%	10/27/31	738,541	741,886
RiverView HECM Trust, Series 2007-1, Class A (12 MO LIBOR + 50) (a)(c)	1.817%	05/25/47	151,480	127,007
Sequoia Mortgage Trust, Series 2003-1, Class 1A (1MO LIBOR + 76) (c)	1.996%	04/20/33	233,290	222,670
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1(c)	3.590%	09/25/33	308,826	314,085
				3,931,819

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Student Loan - 1.2%
College Ave Student Loans, Series 2017-A, Class A1 (1MO LIBOR + 165) (a)(c)	2.887%	11/26/46	$1,843,003	$1,843,002
College Ave Student Loans, Series 2017-A, Class B (a)	4.500%	11/26/46	660,000	643,126
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a)	2.680%	07/25/35	613,314	612,227
Earnest Student Loan Program LLC, Series 2016-D, Class R	0.000%	01/25/41	5,000	420,000
				3,518,355

Total Securitized				$237,825,474

Treasury - 4.0%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	1.500%	08/31/18	$3,000,000	$3,003,516
U.S. Treasury Notes	1.000%	09/15/18	2,000,000	1,992,969
U.S. Treasury Notes	1.125%	01/15/19	3,000,000	2,988,867
U.S. Treasury Notes	1.125%	01/31/19	4,000,000	3,984,531
Total Treasury				$11,969,883

Registered Investment Companies - 6.1%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.19% (e)	14,520,304	$14,521,756
State Street Navigator Securities Lending Portfolio I, 1.27% (e)	3,396,533	3,396,533

Total Registered Investment Companies		$17,918,289

Total Investment Securities - 102.1% (Cost $301,145,621) (f)		$302,235,575

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)

Net Other Assets (Liabilities) - (2.1)%	(6,235,024)

Net Assets - 100.0%	$296,000,551

(a)	Restricted securities not registered under the Securities Act of 1933. The total value of these securities as of September 30,2017 was $222,912,229, representing 75.3% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2017 was $3,328,559.
(c)
Variable rate security. The rate shown is the effective interest rate as of September 30, 2017. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the effective interest rate as of September 30, 2017.
(f)	Represents cost for financial reporting purposes.

AB - Aktiebolag
A/S - Aktieselskab
LIBOR - London Interbank Offered Rate
NA - National Association
NV - Naamloze Vennootschap

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Core Bond Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Corporate Credit - 19.8%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.4%
Bank of America Corp.	2.881%	04/24/23	$100,000	$100,405
Bank of America Corp. (T 2 11/26 + 150) (a)	3.823%	01/20/28	100,000	102,652
Bank of Montreal (b)	1.350%	08/28/18	75,000	74,818
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	97,007
Bank of Nova Scotia	1.650%	06/14/19	65,000	64,817
Canadian Imperial Bank (b)	1.600%	09/06/19	75,000	74,562
Capital One Financial Co. (b)	3.750%	07/28/26	100,000	98,993
Citigroup, Inc.	3.300%	04/27/25	100,000	100,715
Citigroup, Inc. (b)	4.125%	07/25/28	100,000	103,032
Commonwealth Bank of Australia (c)	1.375%	09/06/18	75,000	74,829
Discover Financial Services, Inc.	4.100%	02/09/27	100,000	101,568
Goldman Sachs Group, Inc.	2.300%	12/13/19	25,000	25,105
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)	2.423%	04/26/22	50,000	50,546
Goldman Sachs Group, Inc.	3.500%	01/23/25	80,000	81,137
Goldman Sachs Group, Inc.	3.500%	11/16/26	100,000	100,263
Huntington Bancshares, Inc.	2.300%	01/14/22	100,000	99,016
JPMorgan Chase & Co.	2.250%	01/23/20	100,000	100,515
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	2.303%	01/15/23	100,000	100,933
JPMorgan Chase & Co. (T 2 11/26 + 127) (a)	3.782%	02/01/28	100,000	102,615
Key Bank NA	2.500%	11/22/21	250,000	251,653
Morgan Stanley	3.700%	10/23/24	100,000	103,563
Morgan Stanley (b)	3.125%	07/27/26	100,000	98,046
Morgan Stanley	3.625%	01/20/27	100,000	101,391
Regions Financial Corp. (b)	2.750%	08/14/22	250,000	249,494
Royal Bank of Canada	1.500%	07/29/19	30,000	29,823
Synovus Financial Corp.	7.875%	02/15/19	25,000	26,875
Toronto-Dominion Bank	1.450%	09/06/18	50,000	49,925
Toronto-Dominion Bank	1.450%	08/13/19	30,000	29,791
Wells Fargo & Co.	3.550%	09/29/25	100,000	102,618
Westpac Banking Corp.	1.600%	08/19/19	75,000	74,651
				2,771,358
Basic Industry - 0.2%
E.I. du Pont de Nemours & Co.	2.200%	05/01/20	75,000	75,470

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Brokerage Asset Managers Exchanges - 0.2%
CBOE Holdings, Inc.	3.650%	01/12/27	$100,000	$102,356

Capital Goods - 0.9%
General Electric Capital Corp.	6.750%	03/15/32	100,000	138,883
L-3 Communications Corp.	3.850%	12/15/26	50,000	51,856
Lennox International, Inc.	3.000%	11/15/23	100,000	100,121
Stanley Black & Decker, Inc.	1.622%	11/17/18	80,000	79,819
				370,679
Communications - 2.2%
American Tower Corp.	2.250%	01/15/22	50,000	49,175
AT&T, Inc.	3.200%	03/01/22	50,000	50,978
AT&T, Inc. (b)	4.500%	05/15/35	100,000	98,685
AT&T, Inc. (b)	4.900%	08/14/37	150,000	151,768
Charter Communications Operating LLC	6.834%	10/23/55	150,000	181,981
Comcast Corp. (b)	6.950%	08/15/37	100,000	139,364
Crown Castle International Corp.	2.250%	09/01/21	75,000	73,947
Time Warner, Inc.	3.800%	02/15/27	100,000	100,012
Verizon Communications, Inc. (b)	4.125%	03/16/27	100,000	104,359
				950,269
Consumer Cyclical - 1.7%
BMW U.S. Capital LLC (c)	1.450%	09/13/19	25,000	24,861
Daimler Finance NA LLC (c)	1.750%	10/30/19	150,000	148,725
Ford Motor Co. (b)(c)	4.346%	12/08/26	100,000	103,916
Ford Motor Co. (b)	7.450%	07/16/31	75,000	97,084
General Motors Financial Co.	3.200%	07/06/21	35,000	35,607
General Motors Financial Co.	4.000%	10/06/26	100,000	100,141
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	92,144
Nissan Motor Acceptance Corp. (c)	1.550%	09/13/19	75,000	74,380
Toyota Motor Credit Corp.	1.950%	04/17/20	75,000	75,015
				751,873

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Consumer Non-Cyclical - 1.5%
Abbott Laboratories	4.750%	11/30/36	$100,000	$110,147
Actavis Funding SCS	4.550%	03/15/35	100,000	106,645
Amgen, Inc. (b)	2.650%	05/11/22	140,000	141,103
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	100,000	110,694
Kroger Co. (The) (b)	2.650%	10/15/26	100,000	91,419
Thermo Fisher Scientific, Inc. (b)	2.950%	09/19/26	100,000	97,830
				657,838
Electric - 1.5%
CMS Energy Corp.	2.950%	02/15/27	100,000	96,386
DTE Energy Co.	2.850%	10/01/26	100,000	95,843
Entergy Corp.	2.950%	09/01/26	50,000	48,333
Nevada Power Co.	6.500%	08/01/18	100,000	103,941
NextEra Energy, Inc.	1.649%	09/01/18	35,000	34,984
Public Service Electric	2.250%	09/15/26	100,000	94,351
Sempra Energy	1.625%	10/07/19	30,000	29,807
Southern Power Co.	1.950%	12/15/19	55,000	54,879
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	96,641
				655,165
Energy - 1.2%
Cimarex Energy Co. (b)	3.900%	05/15/27	100,000	102,049
ConocoPhillips Co.	1.050%	12/15/17	100,000	99,924
Phillips 66 Partners LP (b)	3.550%	10/01/26	100,000	97,792
Shell International Finance BV (b)	6.375%	12/15/38	73,000	98,915
Valero Energy Corp.	3.400%	09/15/26	100,000	98,611
				497,291
Finance Companies - 0.2%
American Express Credit Corp.	1.700%	10/30/19	100,000	99,673

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Insurance - 1.6%
Jackson National Life Global Funding (c)	2.100%	10/25/21	$50,000	$49,182
Lincoln National Corp.	3.625%	12/12/26	100,000	101,522
Met Life Global Funding I (c)	1.350%	09/14/18	150,000	149,621
New York Life Global Funding (c)	2.350%	07/14/26	50,000	47,725
New York Life Global Holdings (c)	2.900%	01/17/24	100,000	101,216
Pricoa Global Funding I (c)	1.450%	09/13/19	150,000	148,499
Principal Life Global Funding II (b)(c)	2.375%	11/21/21	100,000	99,335
				697,100
REITS - 1.1%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	101,803
Boston Properties LP	2.750%	10/01/26	50,000	47,150
CubeSmart LP	3.125%	09/01/26	50,000	48,044
ERP Operating LP	2.850%	11/01/26	100,000	97,239
Realty Income Corp.	3.000%	01/15/27	100,000	95,201
Spirit Realty LP	4.450%	09/15/26	100,000	99,832
				489,269
Technology - 0.4%
Apple, Inc.	2.300%	05/11/22	75,000	75,273
Apple, Inc.	3.000%	06/20/27	100,000	100,071
				175,344
Transportation - 0.7%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	44,594	47,047
CSX Corp.	4.250%	11/01/66	100,000	95,504
Southwest Airlines Co.	3.000%	11/15/26	100,000	97,632
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	49,495	58,197
				298,380

Total Corporate Credit				$8,592,065

Government Related - 2.0%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Guaranteed - 1.1%
Tunisian Republic	1.416%	08/05/21	$500,000	$487,700

Government Owned, No Guarantee - 0.9%
Comisión Federal de Electricidad (b)(c)	4.750%	02/23/27	200,000	210,500
Tennessee Valley Authority (b)	4.625%	09/15/60	125,000	151,387
				361,887

Total Government Related				$849,587

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Securitized - 56.3%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.9%
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	$45,492	$45,529
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	146,196	148,844
Green Tree Agency Advance Funding Trust, Series 2016-T1, Class AT1 (c)	2.380%	10/15/48	154,000	153,264
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	132,871	132,275
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	73,794	74,007
Hero Funding Trust, Series 2016-1R, Class A1 (c)	4.500%	09/21/42	72,660	72,297
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	180,744	183,228
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	89,722	90,476
Kabbage Funding LLC, Series 2017-1, Class A (c)	4.571%	03/15/22	100,000	102,467
Kabbage Funding LLC, Series 2017-1, Class B (c)	5.794%	03/15/22	200,000	204,166
LEAF II Receivables Funding LLC, Series 2017-1, Class E1 (c)	4.470%	07/15/22	100,000	101,363
Nationstar HECM Loan Trust, Series 2016-3A, Class A (c)	2.012%	08/25/26	101,839	101,838
Nationstar HECM Loan Trust, Series 2016-3A, Class M1 (c)	3.147%	08/25/26	200,000	200,476
New Residential Advance Receivables Trust, Series 2016-T4, Class DT4 (c)	4.386%	12/15/50	200,000	199,621
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1 (c)	2.520%	08/17/48	100,000	99,557
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class DT1 (c)	4.246%	08/17/48	100,000	98,856
Ocwen Master Advance Receivables Trust, Series 2017-T1, Class DT1 (c)	3.535%	09/15/48	100,000	100,050
OnDeck Asset Securitization Trust, Series 2016-1A, Class A (c)	4.210%	05/17/20	150,000	150,930
Renew Financial LLC, Series 2017-1A, Class B (c)	5.750%	09/20/52	93,851	95,671

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (c)	3.590%	11/15/49	$100,000	$98,397
Starwood Waypoint Homes Trust, Series 2017-1, Class B (1MO LIBOR + 117) (a)(c)	2.419%	01/17/35	100,000	98,965
				2,552,277
Agency CMBS - 5.6%
FNMA, Pool FN AE0834 (a)(c)	3.977%	01/01/21	58,971	62,008
FNMA, Series 2015-M3, Class A2	2.722%	10/25/24	200,000	201,603
FNMA, Pool FN AM8674 (c)	2.810%	04/01/25	600,000	608,683
FNMA, Pool FN AN0262 (c)	2.810%	11/01/25	485,570	492,644
FNMA, Pool FN AN2213 (a)(c)	2.810%	07/01/26	700,000	701,821
FNMA, Pool FN AS4073	4.000%	12/01/44	332,759	356,441
				2,423,200

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Agency MBS CMO - 18.5%
FHLMC, Series 3994, Class EI	3.000%	02/15/22	$1,052,450	$43,618
FHLMC, Series 3874, Class KI	4.500%	08/15/25	607,211	31,222
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	101,381	107,235
FHLMC, Series 2814, Class PH	6.000%	06/15/34	74,810	84,575
FHLMC, Series 3607, Class AO	0.000%	04/15/36	170,601	149,090
FHLMC, Series 3199, Class OC	0.000%	08/15/36	168,113	153,401
FHLMC, Series 3318, Class AO	0.000%	05/15/37	14,081	12,964
FHLMC, Series 379, Class 1	0.000%	05/25/37	133,072	115,144
FHLMC, Series 3607, Class OP	0.000%	07/15/37	160,280	136,556
FHLMC, Series 4119, Class LB	1.750%	06/15/39	79,900	78,801
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	108,916
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	119,328
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	69,098	75,805
FNMA, Series 2012-17, Class BC	3.500%	03/25/27	1,000,000	1,041,166
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	139,130	157,491
FNMA, Series 348, Class 11	6.000%	01/25/34	195,070	43,705
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	253,012
FNMA, Series 2005-45, Class PQ (1MO LIBOR + 550) (a)	4.262%	10/25/34	674,557	69,155
FNMA, Series 390, Class 32	6.500%	12/25/34	307,948	64,979
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	211,000	240,732
FNMA, Series 2005-68, Class PG	5.500%	08/25/35	88,578	97,706
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	103,701	114,288
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	222,016	237,363
FNMA, Series 2009-103, Class MB	4.000%	12/25/39	200,651	213,775
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	223,391
FNMA, Series 2010-44, Class CS (1MO LIBOR + 655) (a)	5.312%	05/25/40	211,678	29,300
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	369,154	44,494
FNMA, Series 2010-71, Class HJ	5.500%	07/25/40	78,706	87,898
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	644,710
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	341,581
FNMA, Series 411, Class A3	3.000%	08/25/42	117,716	118,656
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	176,000	175,931
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	343,707
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	100,000	113,745

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	$289,518	$359,766
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	170,000	191,876
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	104,115
GNMA, Series 2008-40, Class SA (1MO LIBOR + 640) (a)	5.165%	05/16/38	114,930	19,150
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	138,319	147,900
GNMA, Series 2010-105, Class B	5.000%	08/20/40	300,000	332,085
GNMA, Series 2011-93, Class WB	4.000%	03/20/41	108,367	108,670
GNMA, Series 2013-37, Class F (1MO LIBOR + 27) (a)	1.506%	03/20/43	83,335	82,679
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	51,497	43,644
GNMA, Series BC-H066, Class DI (a)	3.108%	05/31/64	1,681,334	70,675
GNMA, Series 2014-H14, Class FA (1MO LIBOR + 50) (a)	1.730%	07/20/64	175,008	174,729
GNMA, Series 2014-H15, Class FA (1MO LIBOR + 50) (a)	1.730%	07/20/64	117,300	117,095
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	2.201%	05/20/66	326,699	329,814
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	82,372	93,182
				8,048,820
Agency MBS Passthrough - 1.2%
FHLMC, Pool FG G06085	6.500%	09/01/38	161,282	179,914
FNMA, Pool FN AT7120	3.500%	06/01/33	323,138	337,274
				517,188

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Auto Loan - 6.6%
California Republic Auto Receivables Trust, Series 2015-4, Class C (c)	4.230%	09/15/22	$100,000	$101,627
CarFinance Capital LLC, Series 2014-2A, Class A (c)	1.440%	11/16/20	45,103	45,078
CarMax Auto Owner Trust, Series 2017-3, Class D	3.460%	10/16/23	250,000	249,328
CPS Auto Trust, Series 2015-B, Class A (c)	1.650%	11/15/19	22,315	22,315
CPS Auto Trust, Series 2016-C, Class A (c)	1.620%	01/15/20	39,745	39,720
CPS Auto Trust, Series 2016-C, Class C (c)	3.270%	06/15/22	100,000	100,638
Exeter Automobile Receivables Trust, Series 2017-3A, Class C (c)	3.680%	07/17/23	150,000	149,524
Flagship Credit Auto Trust, Series 2017-3, Class D (c)	3.730%	09/15/23	150,000	150,000
Ford Credit Auto Owner Trust, Series 2016-1, Class A (c)	2.310%	08/15/27	300,000	301,317
FourSight Capital Automobile Receivables Trust, Series 2017-1, Class D (c)	5.280%	08/15/24	100,000	99,987
GLS Auto Receivables Trust, Series 2017-1A, Class A1 (c)	1.550%	06/15/18	144,377	144,377
GLS Auto Receivables Trust, Series 2016-1A, Class C (c)	6.900%	10/15/21	100,000	102,753
GM Financial Automobile Leasing Trust, Series 2017-3, Class C	3.150%	09/20/21	100,000	99,540
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (c)	5.800%	04/10/31	100,000	99,432
Honor Automobile Trust Securitization, Series 2016-1A, Class A (c)	2.940%	11/15/19	48,427	48,604
Honor Automobile Trust Securitization, Series 2016-1A, Class B (c)	5.760%	04/15/21	100,000	102,632
Navistar Financial Dealer Master Trust, Series 2016-1, Class B (1MO LIBOR + 175) (a)(c)	2.984%	09/27/21	100,000	100,245
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (a)(c)	1.886%	11/10/20	200,000	200,063
OSCAR US Funding Trust, Series 2014-1A, Class A4 (c)	2.550%	12/15/21	340,000	339,388

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Prestige Auto Receivables Trust, Series 2015-1, Class D (c)	3.050%	04/15/21	$100,000	$100,400
Prestige Auto Receivables Trust, Series 2017-1A, Class D (c)	3.610%	10/16/23	150,000	149,343
Santander Drive Auto Receivables Trust, Series 2017-3, Class C	2.930%	12/15/22	50,000	50,050
Santander Drive Auto Receivables Trust, Series 2017-3, Class D	3.530%	11/15/23	50,000	49,750
				2,846,111

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Consumer - 4.9%
Arcadia Receivables Credit Trust, Series 2017-1, Class A (c)	3.250%	06/15/23	$56,081	$56,419
Avant Loans Funding Trust, Series 2017-A, Class B (c)	3.650%	09/15/22	150,000	150,629
Citi Held for Asset Issuance, Series 2015-PM2, Class B (c)	4.000%	03/15/22	51,576	51,891
Consumer Loan Underlying Bond, Series 2017-P1, Class A (c)	2.420%	09/15/23	100,000	99,997
LendingClub Issuance Trust, Series 2016-NP1, Class B (c)	6.500%	06/15/22	250,000	256,079
Lendmark Funding Trust, Series 2017-1A, Class B (c)	3.770%	01/22/24	100,000	100,546
Lendmark Funding Trust, Series 2017-1A, Class C (c)	5.410%	01/22/24	150,000	150,642
Lendmark Funding Trust, Series 2016-2A, Class C (c)	6.640%	04/21/25	100,000	103,721
Mariner Finance Issuance Trust, Series 2017-AA, Class B (c)	4.740%	02/20/29	100,000	102,459
MarketPlace Loan Trust, Series 2015-AV2, Class A (c)	4.000%	10/15/21	37,468	37,616
Marlette Funding Trust, Series 2016-1A, Class A (c)	3.060%	01/17/23	64,310	64,533
Marlette Funding Trust, Series 2017-1A, Class B (c)	4.114%	03/15/24	150,000	152,206
Marlette Funding Trust, Series 2017-2A, Class B (c)	3.190%	07/15/24	100,000	100,026
Prosper Marketplace Issuance Trust, Series 2017-2A, Class B (c)	3.480%	09/15/23	100,000	100,233
Purchasing Power Funding, Series 2015-A, Class A2 (c)	4.750%	12/15/19	290,000	290,997
SoFi Consumer Loan Program Trust, Series 2016-2A, Class A (c)	3.090%	10/27/25	56,852	57,427
Upstart Securitization Trust, Series 2017-1, Class B (c)	3.802%	06/20/24	150,000	150,418
Verizon Owner Trust, Series 2016-1A, Class A (c)	1.420%	01/20/21	100,000	99,525

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

				$2,125,364
Equipment - 0.9%
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (c)	2.210%	11/20/21	61,983	61,804
BCC Funding Corp., Series 2015-1, Class A2 (c)	2.224%	10/20/20	79,008	78,932
California Funding II Ltd., Series 2013-1A, Class A (c)	3.350%	03/27/28	55,000	54,501
Global SC Finance SRL, Series 2014-1A, Class A2 (c)	3.090%	07/17/29	68,333	67,631
SCF Equipment Trust LLC, Series 2017-1A, Class A (c)	3.770%	01/20/23	83,369	83,691
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	07/02/22	38,396	41,852
				388,411

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Non Agency CMBS - 9.2%
A10 Securitization, Series 2017-1A, Class C (c)	4.050%	03/15/36	$250,000	$249,965
A10 Securitization, Series 2017-1A, Class D (c)	4.700%	03/15/36	250,000	249,994
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	142,553	148,533
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	123,299	127,450
AMSR Trust, Series 2016-SFR1, Class A (1MO LIBOR + 140) (a)(c)	2.634%	11/17/33	100,000	100,884
B2R Mortgage Trust, Series 2015-2, Class A (c)	3.336%	11/15/48	92,472	93,328
Barclays Commercial Mortgage Securities, Series 2016-ETC, Class A (c)	2.937%	08/14/36	100,000	98,428
Colony American Finance Ltd., Series 2016-1, Class A (c)	2.544%	06/15/48	173,358	172,191
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	146,491
Commercial Mortgage Trust, Series 2014-TWC, Class B (1MO LIBOR + 160) (a)(c)	2.833%	02/13/32	100,000	100,385
Cosmopolitan Hotel Trust, Series 2016-CSM0, Class D (1MO LIBOR + 350) (a)(c)	4.734%	11/15/33	100,000	100,562
FCRE LLC, Series 2016-1A, Class D (1MO LIBOR + 585) (a)(c)	7.087%	05/21/36	100,000	100,601
FHLMC, Series 2012-K21, Class C (a)(c)	4.070%	07/25/22	450,000	454,159
FirstKey Lending Trust, Series 2015-SFR1, Class A (c)	2.553%	03/09/47	91,557	91,443
FREMF Mortgage Trust, Series 2016-K723, Class B	3.582%	11/25/23	150,000	149,829
Prime Finance Partners III, Series 2015-2, Class A (1MO LIBOR + 145) (a)(c)	2.684%	07/14/34	77,780	77,737
Prime Finance Partners III, Series 2017-3, Class C (1MO LIBOR + 250) (a)(c)	3.734%	01/14/35	100,000	100,505
Progress Residential Trust, Series 2015-SFR2, Class A (c)	2.740%	06/12/32	227,676	228,579
Progress Residential Trust, Series 2015-SFR3, Class A (c)	3.067%	11/12/32	213,368	216,159
Progress Residential Trust, Series 2015-SFR3, Class D (c)	4.673%	11/12/32	100,000	103,952

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

RAIT Trust, Series 2016-FL6, Class B (1MO LIBOR + 265) (a)(c)	3.878%	11/13/31	$100,000	$100,061
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class D (1MO LIBOR + 385) (a)(c)	5.069%	05/25/34	250,000	250,000
Resource Capital Corp. Ltd, Series 2017-CRE5, Class Class B (1MO LIBOR + 200) (a)(c)	3.234%	07/15/34	100,000	100,000
The Bancorp Commercial Mortgage Trust, Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(c)	3.584%	08/15/32	250,000	249,999
The Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class D (1MO LIBOR + 603.665) (a)(c)	7.271%	11/15/33	100,000	100,157
Tricon American Homes, Series 2016-SFR1, Class C (c)	3.487%	11/17/33	100,000	100,775
				4,012,167
Non Agency MBS CMO - 0.8%
Mill City Mortgage Trust, Series 2016-1, Class M1 (c)	3.150%	04/25/57	150,000	146,721
Pretium Mortgage Credit Partners, Series 2016-NPL6, Class A1 (c)	3.500%	10/27/31	82,060	82,432
Structured Asset Securities Corp., Series 2003-37A, Class 2A (a)	3.240%	12/25/33	22,892	22,844
WaMu Mortgage Pass-Through Certificate, Series 2003-AR11, Class A6 (a)	3.266%	10/25/33	27,612	27,879
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (a)	3.590%	09/25/33	78,350	79,685
				359,561

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Student Loan - 2.7%
College Ave Student Loans, Series 2017-A, Class A1 (1MO LIBOR + 165) (a)(c)	2.887%	11/26/46	149,433	149,433
College Ave Student Loans, Series 2017-A, Class B (c)	4.500%	11/26/46	100,000	97,443
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (c)	2.680%	07/25/35	157,709	157,430
Social Professional Loan Program, Series 2015-B, Class A2 (c)	2.510%	09/27/32	161,340	161,724
Social Professional Loan Program, Series 2016-C, Class A2B (c)	2.360%	12/27/32	260,000	258,212
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	152,272
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	200,707
				1,177,221

Total Securitized				$24,450,320

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Treasury - 18.2%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	0.750%	03/31/18	$200,000	$199,547
U.S. Treasury Notes	1.125%	01/15/19	150,000	149,443
U.S. Treasury STRIPS (b)	0.000%	08/15/19	200,000	194,511
U.S. Treasury Notes	1.375%	04/30/21	300,000	296,133
U.S. Treasury Notes	1.625%	11/15/22	1,000,000	984,219
U.S. Treasury Notes	2.000%	11/30/22	1,000,000	1,001,563
U.S. Treasury Bonds	1.500%	03/31/23	500,000	486,582
U.S. Treasury Notes	1.625%	04/30/23	100,000	97,902
U.S. Treasury Notes	2.500%	05/15/24	250,000	255,596
U.S. Treasury Notes	2.250%	11/15/24	250,000	251,152
U.S. Treasury STRIPS	0.000%	02/15/25	200,000	169,116
U.S. Treasury Notes	2.000%	08/15/25	950,000	933,338
U.S. Treasury Notes	2.250%	11/15/25	100,000	99,953
U.S. Treasury Notes	1.625%	02/15/26	300,000	285,082
U.S. Treasury STRIPS (b)	0.000%	05/15/28	1,000,000	769,033
U.S. Treasury STRIPS	0.000%	11/15/31	150,000	103,278
U.S. Treasury STRIPS	0.000%	02/15/33	500,000	330,694
U.S. Treasury Bonds (b)	4.250%	05/15/39	100,000	125,027
U.S. Treasury Bonds (b)	3.875%	08/15/40	300,000	356,590
U.S. Treasury Notes	4.250%	11/15/40	100,000	125,426
U.S. Treasury STRIPS	0.000%	08/15/41	150,000	74,657
U.S. Treasury Bonds	2.750%	11/15/42	625,000	616,553
Total Treasury				$7,905,395

Registered Investment Companies - 12.4%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.19% (d)	1,430,586	$1,430,729
State Street Navigator Securities Lending Portfolio I, 1.27% (d)	3,977,485	3,977,485

Total Registered Investment Companies		$5,408,214

Total Investment Securities - 108.7% (Cost $47,596,810) (e)		$47,205,581

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)

Net Other Assets (Liabilities) - (8.7)%	(3,785,813)

Net Assets - 100.0%	$43,419,768

(a)
Variable rate security. The rate shown is the effective interest rate as of September 30, 2017. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2017 was $3,899,134.
(c)	Restricted securities not registered under the Securities Act of 1933. The total value of these securities as of September 30,2017 was $15,788,300, representing 36.4% of net assets.
(d)	The rate shown is the effective interest rate as of September 30, 2017.
(e)	Represents cost for financial reporting purposes.

BV - Besloten Vennootschap
LIBOR - London Interbank Offered Rate
NA - National Association
NV - Naamloze Vennootschap
SA - Societe Anonyme
SCS - Sociedad en Comandita Simple
T - Treasury

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Corporate Credit Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Collateralized Debt Obligations - 0.2%	Coupon	Maturity	Shares / Par Value	Fair Value
Alesco Preferred Funding IV, Class PNN *		03/23/35	$621,631	$231,551
Alesco Preferred Funding Ltd., Class PNNE *		03/23/35	336,608	119,516
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 *		11/05/41	611,948	268,774
Taberna Preferred Funding Ltd., Class PPN2 *		07/05/35	1,175,564	437,345

Total Collateralized Debt Obligations				$1,057,186

Corporate Bonds - 88.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 7.2%
Popular, Inc.	7.000%	07/01/19	$36,238,000	$37,234,545
Synovus Financial Corp.	7.875%	02/15/19	8,587,000	9,231,025
				46,465,570
Basic Industry - 9.9%
American Greetings Corp. (a)	7.875%	02/15/25	25,000	27,063
Century Communities, Inc.	6.875%	05/15/22	23,474,000	24,788,543
Century Communities, Inc. (a)	5.875%	07/15/25	9,720,000	9,768,600
GCP Applied Technologies, Inc. (a)	9.500%	02/01/23	2,912,000	3,290,560
Mueller Industries, Inc. (b)	6.000%	03/01/27	8,535,000	8,791,050
NCI Building Systems, Inc. (a)	8.250%	01/15/23	13,373,000	14,342,543
Summit Materials LLC	8.500%	04/15/22	2,520,000	2,835,000
				63,843,359
Consumer Goods - 4.2%
Arch Merger Sub, Inc. (a)(b)	8.500%	09/15/25	15,090,000	14,675,025
KAR Auction Services, Inc. (a)	5.125%	06/01/25	2,645,000	2,750,800
Pilgrim's Pride Corp. (a)	5.750%	03/15/25	7,772,000	8,024,590
Pilgrim's Pride Corp. (a)	5.875%	09/30/27	1,250,000	1,281,250
				26,731,665
Energy - 3.4%
Diamondback Energy, Inc. (b)	4.750%	11/01/24	5,663,000	5,776,260
Diamondback Energy, Inc.	5.375%	05/31/25	1,968,000	2,051,640
Energen Corp.	4.625%	09/01/21	3,096,000	3,142,440
Energen Corp.	7.125%	02/15/28	6,621,000	6,952,050
Southwestern Energy Co.	7.500%	04/01/26	4,050,000	4,206,938
				22,129,328

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)

Financial Services - 17.5%
Alliance Data Systems Corp. (a)	6.375%	04/01/20	$5,130,000	$5,194,125
Alliance Data Systems Corp. (a)(b)	5.375%	08/01/22	30,367,000	31,278,009
Credit Acceptance Corp.	7.375%	03/15/23	5,226,000	5,526,495
Nationstar Mortgage/Capital Corp.	9.625%	05/01/19	20,504,000	21,144,749
Nationstar Mortgage/Capital Corp.	7.875%	10/01/20	15,086,000	15,425,435
Nationstar Mortgage/Capital Corp.	6.500%	06/01/22	6,185,000	6,355,088
Provident Funding Associates LP (a)	6.375%	06/15/25	4,325,000	4,541,250
Quicken Loans, Inc. (a)	5.750%	05/01/25	9,522,000	9,998,100
USIS Merger Sub, Inc. (a)	6.875%	05/01/25	12,661,000	12,898,394
				112,361,645
Health Care - 3.8%
Davita Healthcare Partners, Inc.	5.125%	07/15/24	4,204,000	4,185,608
Greatbatch Ltd. (a)	9.125%	11/01/23	3,321,000	3,622,414
HCA Holdings, Inc.	7.750%	07/15/36	2,953,000	3,359,038
Horizon Pharma plc (a)	8.750%	11/01/24	3,125,000	3,273,438
Kindred Healthcare, Inc. (b)	8.750%	01/15/23	10,816,000	10,084,837
				24,525,335
Insurance - 2.3%
Hub International Ltd. (a)	7.875%	10/01/21	740,000	770,525
KIRS Midco 3 plc (a)	8.625%	07/15/23	5,645,000	5,941,363
MGIC Investment Corp.	5.750%	08/15/23	5,948,000	6,542,800
Radian Group, Inc.	5.250%	06/15/20	1,366,000	1,427,470
				14,682,158
Leisure - 4.6%
CCM Merger, Inc. (a)	6.000%	03/15/22	6,576,000	6,798,729
Landry's, Inc.	6.750%	10/15/24	7,085,000	7,164,706
Rivers Pittsburgh Borrower LP (a)	6.125%	08/15/21	6,966,000	7,035,660
Station Casinos LLC (b)	7.500%	03/01/21	8,186,000	8,492,975
				29,492,070
Media - 8.7%
Altice SA (a)	7.750%	05/15/22	7,135,000	7,572,019
Altice SA (a)(b)	7.625%	02/15/25	3,000,000	3,236,250
Cimpress NV (a)	7.000%	04/01/22	27,894,000	28,905,157
Liberty Interactive LLC (b)	8.250%	02/01/30	7,557,000	8,350,485
Radio One, Inc. (a)	7.375%	04/15/22	7,475,000	7,475,000
				55,538,911

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)

Real Estate - 5.9%
Crescent Communities, Inc. (a)	8.875%	10/15/21	$11,006,000	$11,666,359
iStar Financial, Inc.	4.875%	07/01/18	3,875,000	3,923,825
iStar Financial, Inc.	5.000%	07/01/19	2,350,000	2,380,844
iStar Financial, Inc.	4.625%	09/15/20	7,650,000	7,822,125
iStar Financial, Inc.	6.000%	04/01/22	5,355,000	5,542,425
Kennedy Wilson, Inc.	5.875%	04/01/24	5,717,000	5,888,510
Mobile Mini, Inc.	5.875%	07/01/24	595,000	623,263
				37,847,351
Retail - 4.3%
DriveTime Automotive Group (a)(b)	8.000%	06/01/21	2,475,000	2,490,469
FirstCash, Inc.	5.375%	06/01/24	900,000	938,250
L Brands, Inc. (b)	6.875%	11/01/35	8,716,000	8,498,100
L Brands, Inc. (b)	6.750%	07/01/36	900,000	870,570
Signet UK Finance plc (b)	4.700%	06/15/24	9,130,000	9,037,266
Tesco plc (a)(b)	6.150%	11/15/37	5,452,000	5,683,754
				27,518,409
Services - 2.1%
Diebold, Inc.	8.500%	04/15/24	9,271,000	10,049,949
Laureate Education, Inc. (a)	8.250%	05/01/25	1,474,000	1,588,235
Ritchie Bros. Auctioneers, Inc. (a)(b)	5.375%	01/15/25	1,865,000	1,972,238
				13,610,422
Technology & Electronics - 5.5%
Bankrate, Inc. (a)	6.125%	08/15/18	13,090,000	13,122,725
Conduent, Inc. (a)	10.500%	12/15/24	18,645,000	22,001,100
Match Group, Inc.	6.375%	06/01/24	101,000	109,964
				35,233,789
Telecommunications - 8.3%
CB Escrow Corp. (a)	8.000%	10/15/25	6,300,000	6,331,500
Cincinnati Bell, Inc. (a)(b)	7.000%	07/15/24	15,626,000	15,274,415
Cogent Communications, Inc. (a)	5.625%	04/15/21	19,080,000	19,557,000
Cogent Communications, Inc. (a)	5.375%	03/01/22	2,707,000	2,845,734
Frontier Communications Corp.	10.500%	09/15/22	10,640,000	9,283,400
				53,292,049

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)

Transportation - 0.7%
Air Canada Pass-Through Trust, Series 2013-1	5.375%	11/15/22	$2,266,445	$2,388,833
U.S. Airways Pass-Through Trust, Series 2012-1	8.000%	04/01/21	2,205,803	2,393,295
				4,782,128

Total Corporate Bonds				$568,054,189

Registered Investment Companies - 17.1%	Shares	Fair Value
Diamond Hill Short Duration Total Return Fund, Class Y (c)	2,454,663	$24,865,739
State Street Institutional Liquid Reserves Fund, Premier Class, 1.19% (d)	39,014,826	39,018,728
State Street Navigator Securities Lending Portfolio I, 1.27% (d)	45,675,003	45,675,003

Total Registered Investment Companies		$109,559,470

Total Investment Securities - 105.7% (Cost $671,261,423) (e)		$678,670,845

Net Other Assets (Liabilities) - (5.7)%		(36,792,280)

Net Assets - 100.0%		$641,878,565

(a)	Restricted securities not registered under the Securities Act of 1933. The total value of these securities as of September 30,2017 was $295,234,393, representing 46.0% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2017 was $44,848,825.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of September 30, 2017.
(e)	Represents cost for financial reporting purposes.

NV - Naamloze Vennootschap
plc - Public Limited Company
SA - Societe Anonyme

*
Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding IV, Class PNN	December-04	$621,631	$231,551	0.04%
Alesco Preferred Funding Ltd., Class PPNE	March-05	336,608	119,516	0.02%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	513,572	268,774	0.04%
Taberna Preferred Funding Ltd., Class PPN2	March-05	1,041,663	437,345	0.10%
		$2,513,474	$1,057,186	0.20%

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill High Yield Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Corporate Bonds - 95.9%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 0.9%
Kabbage Funding LLC, Series 2017-1 (a)	8.000%	03/15/22	$250,000	$261,791

Auto Loan - 1.3%
CPS Auto Trust, Series 2017-A (a)	7.070%	04/15/24	250,000	259,140
Honor Automobile Trust Securitization, Series 2016-1A (a)	8.050%	11/15/22	100,000	102,862
				362,002
Banking - 6.0%
Popular, Inc.	7.000%	07/01/19	1,675,000	1,721,063

Basic Industry - 7.3%
Century Communities, Inc.	6.875%	05/15/22	100,000	105,600
Century Communities, Inc. (a)	5.875%	07/15/25	750,000	753,750
Mueller Industries, Inc. (b)	6.000%	03/01/27	575,000	592,250
NCI Building Systems, Inc. (a)	8.250%	01/15/23	600,000	643,500
				2,095,100
Consumer - 2.0%
Arcadia Receivables Credit Trust, Series 2017-1 (a)	5.500%	06/15/23	223,000	226,776
Avant Loans Funding Trust, Series 2015-A (a)	7.750%	08/16/21	203,215	209,556
Upstart Securitization Trust, Series 2017-1 (a)	6.350%	06/20/24	150,000	150,842
				587,174
Consumer Cyclical - 0.8%
Station Casinos LLC	7.500%	03/01/21	225,000	233,438

Consumer Goods - 6.6%
Arch Merger Sub, Inc. (a)	8.500%	09/15/25	875,000	850,938
DS Services of America, Inc. (a)	10.000%	09/01/21	14,000	14,805
FirstCash, Inc.	5.375%	06/01/24	100,000	104,250
KAR Auction Services, Inc. (a)	5.125%	06/01/25	150,000	156,000
Pilgrim's Pride Corp. (a)	5.875%	09/30/27	750,000	768,750
				1,894,743

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Energy - 11.8%
Diamondback Energy, Inc.	5.375%	05/31/25	$600,000	$625,500
Energen Corp.	7.125%	02/15/28	2,425,000	2,546,250
Southwestern Energy Co. (b)	7.500%	04/01/26	225,000	233,719
				3,405,469
Equipment - 0.9%
Ascentium Equipment Receivables Trust, Series 2016-2A (a)	6.790%	10/10/24	100,000	104,913
LEAF II Receivables Funding LLC, Series 2017-1 (a)	5.990%	09/15/24	150,000	152,301
				257,214
Financial Services - 18.7%
Alliance Data Systems Corp. (a)	6.375%	04/01/20	175,000	177,188
Alliance Data Systems Corp. (a)(b)	5.375%	08/01/22	1,000,000	1,030,000
Credit Acceptance Corp.	7.375%	03/15/23	400,000	423,000
Nationstar Mortgage/Capital Corp.	6.500%	08/01/18	161,000	161,503
Nationstar Mortgage/Capital Corp.	9.625%	05/01/19	667,000	687,844
Nationstar Mortgage/Capital Corp.	7.875%	10/01/20	425,000	434,563
Nationstar Mortgage/Capital Corp.	6.500%	06/01/22	1,120,000	1,150,800
Provident Funding Associates LP (a)	6.375%	06/15/25	250,000	262,500
Quicken Loans, Inc. (a)	5.750%	05/01/25	325,000	341,250
USIS Merger Sub, Inc. (a)(b)	6.875%	05/01/25	700,000	713,125
				5,381,773
Health Care - 6.2%
Davita Healthcare Partners, Inc.	5.125%	07/15/24	250,000	248,906
Greatbatch Ltd. (a)	9.125%	11/01/23	200,000	218,152
HCA Holdings, Inc.	7.750%	07/15/36	575,000	654,063
Horizon Pharma plc (a)	8.750%	11/01/24	125,000	130,937
Kindred Healthcare, Inc. (b)	8.750%	01/15/23	575,000	536,130
				1,788,188
Insurance - 0.6%
Hub International Ltd. (a)	7.875%	10/01/21	50,000	52,062
KIRS Midco 3 plc (a)	8.625%	07/15/23	125,000	131,562
				183,624

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Leisure - 3.6%
CCM Merger, Inc. (a)	6.000%	03/15/22	$100,000	$103,387
Landry's, Inc.	6.750%	10/15/24	550,000	556,188
Rivers Pittsburgh Borrower LP (a)	6.125%	08/15/21	375,000	378,750
				1,038,325
Media - 5.7%
Altice SA (a)	7.750%	05/15/22	200,000	212,250
Cimpress NV (a)	7.000%	04/01/22	1,100,000	1,139,875
Radio One, Inc. (a)	7.375%	04/15/22	300,000	300,000
				1,652,125
Non Agency CMBS - 0.9%
Fort CRE LLC, Series 2016-1A (1MO LIBOR + 800) (a)(c)	9.213%	05/21/36	250,000	254,876

Non Agency MBS CMO - 0.4%
CAM Mortgage Trust, Series 2016-2 (a)	5.000%	06/15/57	100,000	100,053

Real Estate - 3.2%
Crescent Communities, Inc. (a)	8.875%	10/15/21	625,000	662,500
Kennedy Wilson, Inc.	5.875%	04/01/24	175,000	180,250
Mobile Mini, Inc.	5.875%	07/01/24	75,000	78,562
				921,312
Retail - 4.4%
DriveTime Automotive Group (a)	8.000%	06/01/21	150,000	150,937
L Brands, Inc. (b)	6.875%	11/01/35	350,000	341,250
L Brands, Inc.	6.750%	07/01/36	75,000	72,547
Liberty Interactive LLC (b)	8.250%	02/01/30	250,000	276,250
Signet UK Finance plc (b)	4.700%	06/15/24	245,000	242,512
Tesco plc (a)(b)	6.150%	11/15/37	183,000	190,779
				1,274,275
Services - 1.6%
Diebold, Inc. (b)	8.500%	04/15/24	300,000	325,206
Laureate Education, Inc. (a)	8.250%	05/01/25	75,000	80,812
Ritchie Bros. Auctioneers, Inc. (a)(b)	5.375%	01/15/25	50,000	52,875
				458,893

Diamond Hill High Yield Fund
Schedule of Investments (Continued)

Technology & Electronics - 5.5%
Bankrate, Inc. (a)	6.125%	08/15/18	$800,000	$802,000
Conduent, Inc. (a)	10.500%	12/15/24	675,000	796,500
				1,598,500
Telecommunications - 6.5%
CB Escrow Corp. (a)	8.000%	10/15/25	700,000	703,500
Cincinnati Bell, Inc. (a)(b)	7.000%	07/15/24	125,000	122,187
Cogent Communications, Inc. (a)	5.625%	04/15/21	350,000	358,750
Frontier Communications Corp.	10.500%	09/15/22	800,000	698,000
				1,882,437
Transportation - 1.0%
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	46,973	49,556
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	142,893	149,323
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	88,532	97,828
				296,707

Total Corporate Bonds				$27,649,082

Registered Investment Companies - 20.5%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 1.19% (d)	2,425,752	$2,425,994
State Street Navigator Securities Lending Portfolio I, 1.27% (d)	3,478,320	3,478,320

Total Registered Investment Companies		$5,904,314

Total Investment Securities - 116.4% (Cost $32,851,543) (e)		$33,553,396

Net Other Assets (Liabilities) - (16.4)%		(4,729,816)

Net Assets - 100.0%		$28,823,580

(a)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of September 30, 2017 was $14,122,731, representing 49.0% of net assets.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2017 was $3,416,216.
(c)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2017. The benchmark on which the rate is calculated is shown parenthetically.
(d)	The rate shown is the effective interest rate as of September 30, 2017.
(e)	Represents cost for financial reporting purposes.

LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
plc - Public Limited Company
SA - Societe Anonyme

See accompanying notes to schedule of portfolio investments and securities sold short.

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short
September 30, 2017 (Unaudited)

1. Organization:
The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”) (formerly Diamond Hill Select Fund), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”), Diamond Hill Short Duration Total Return Fund (“Short Duration Total Return Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and the Diamond Hill High Yield Fund (“High Yield Fund”) are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company and thus follows accounting and reporting guidance for investment companies. Each Fund is a diversified series of the Trust.

With the exception of the Mid Cap Fund, Financial Long-Short Fund, Short Duration Total Return Fund, Core Bond Fund, and the High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. The Mid Cap Fund, Short Duration Total Return Fund, Core Bond Fund and High Yield Fund offers three classes of shares: Class A, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price with the exception of the Core Bond Fund, Corporate Credit Fund and the High Yield Fund which is 3.50% and the Short Duration Total Return Fund which is 2.25%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

2. Significant Accounting Policies:

The following is a summary of the Funds’ significant accounting policies:

Estimates:
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation:
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy. As of September 30, 2017, four securities in the Research Opportunities Fund were fair valued using this systematic valuation model. These securities had a total fair value of $2,465,246, representing 4.1% of net assets.

As of September 30, 2017, Small Cap Fund and Corporate Credit Fund had approximately 1.0% and 0.2%, respectively, of their net assets valued using estimates provided by the Fair Value Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of September 30, 2017 based on input levels assigned at December 31, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2017:

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Small Cap Fund
Common Stocks	$1,291,672,135	$-	$15,546,988	$1,307,219,123
Registered Investment Companies	445,370,803	-	-	445,370,803
Total	$1,737,042,938	$-	$15,546,988	$1,752,589,926

Small-Mid Cap Fund
Common Stocks	$2,253,634,325	$-	$-	$2,253,634,325
Registered Investment Companies	521,047,840	-	-	521,047,840
Total	$2,774,682,165	$-	$-	$2,774,682,165

Mid Cap Fund
Common Stocks	$103,584,390	$-	$-	$103,584,390
Registered Investment Companies	22,355,946	-	-	22,355,946
Total	$125,940,336	$-	$-	$125,940,336

Large Cap Fund
Common Stocks	$5,312,352,645	$-	$-	$5,312,352,645
Registered Investment Companies	218,011,059	-	-	218,011,059
Total	$5,530,363,704	$-	$-	$5,530,363,704

All Cap Select Fund
Common Stocks	$143,031,106	$-	$-	$143,031,106
Registered Investment Companies	15,521,599	-	-	15,521,599
Total	$158,552,705	$-	$-	$158,552,705

Long-Short Fund
Common Stocks	$3,866,915,430	$-	$-	$3,866,915,430
Registered Investment Companies	2,150,633,214	-	-	2,150,633,214
Total	$6,017,548,644	$-	$-	$6,017,548,644

Research Opportunities Fund
Common Stocks	$57,947,295	$2,465,246	$-	$60,412,541
Corporate Bonds	-	945,000	-	945,000
Registered Investment Companies	16,710,202	-	-	16,710,202
Total	$74,657,497	$3,410,246	$-	$78,067,743

Financial Long-Short Fund
Common Stocks	$30,507,202	$-	$-	$30,507,202
Registered Investment Companies	12,072,976	-	-	12,072,976
Total	$42,580,178	$-	$-	$42,580,178

Short Duration Total Return Fund
U.S. Government Agency Securities	$-	$11,969,883	$-	$11,969,883
Mortgage-Backed Securities	-	13,944,003	-	13,944,003
Asset-Backed Securities	-	223,881,471	-	223,881,471
Corporate Bonds	-	34,521,929	-	34,521,929
Registered Investment Companies	17,918,289	-	-	17,918,289
Total	$17,918,289	$284,317,286	$-	$302,235,575

Core Bond Fund
U.S. Government Agency Securities	$-	$7,905,395	$-	$7,905,395
Government Related	-	849,587	-	849,587
Mortgage-Backed Securities	-	10,989,208	-	10,989,208
Asset-Backed Securities	-	13,461,112	-	13,461,112
Corporate Bonds	-	8,592,065	-	8,592,065
Registered Investment Companies	5,408,214	-	-	5,408,214
Total	$5,408,214	$41,797,367	$-	$47,205,581

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

Corporate Credit Fund
Collateralized Debt Obligations	$-	$1,057,186	$-	$1,057,186
Corporate Bonds	-	568,054,189	-	568,054,189
Registered Investment Companies	109,559,470	-	-	109,559,470
Total	$109,559,470	$569,111,375	$-	$678,670,845

High Yield Fund
Corporate Bonds	$-	$27,649,082	$-	$27,649,082
Registered Investment Companies	5,904,314	-	-	5,904,314
Total	$5,904,314	$27,649,082	$-	$33,553,396

Investments in Securities Sold Short: (Liabilities)

Long-Short Fund
Common Stocks*	$(1,231,545,747)	$-	$-	$(1,231,545,747)
Registered Investment Companies	(12,846,030)	-	-	(12,846,030)
Total	$(1,244,391,777)	$-	$-	$(1,244,391,777)

Research Opportunities Fund
Common Stocks*	$(13,968,908)	$-	$-	$(13,968,908)

Financial Long-Short Fund
Common Stocks*	$(4,507,387)	$-	$-	$(4,507,387)

The following table presents the Small Cap Fund's assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended September 30, 2017:

Common Stocks
Value, December 31, 2016	$16,040,857
Purchases	-
Unrealized gains	(493,869)
Value, September 30, 2017	$15,546,988

The following table summarizes the valuation techniques used and unobservable inputs used to determine the fair value of Small Cap’s Level 3 common stocks as of September 30, 2017:

	Fair Value	Valuation Technique	Unobservable Input	Range	Impact to Valuation From an Decrease in Input
Common stocks	$15,546,988	Calculation of net asset value of the liquidating trust	Value of asets and liabilities in the liquidating trust	$8.12 to $7.87 per share	Decrease in Valuation
		Application of discount rate	Discount rate for lack of marketability	15% - 9%	Increase in Valuation

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by the custodian and is used as collateral. It is included as “Segregated Cash With Custodian” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment advisor, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion.

As of September 30, 2017 the fair value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$244,622,083	$250,872,491
Small-Mid Cap Fund	286,458,939	294,680,609
Mid Cap Fund	11,638,211	11,949,170
Large Cap Fund	99,451,445	102,127,674
All Cap Select Fund	8,455,244	8,727,420
Long-Short Fund	1,284,376,558	1,311,513,367
Research Opportunities Fund	16,019,625	16,687,171
Financial Long-Short Fund	9,011,099	9,213,561
Short Duration Total Return Fund	3,328,559	3,396,533
Core Bond Fund	3,899,134	3,977,485
Corporate Credit Fund	44,848,825	45,675,003
High Yield Fund	3,416,216	3,478,320

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

3. Federal Income Tax Information:

As of September 30, 2017, cost and unrealized appreciation (depreciation) on a tax basis for investment securities were as follows:

	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill Large Cap Fund

Cost of portfolio investments	$1,319,774,101	$2,367,234,440	$115,815,114	$4,273,847,565

Gross unrealized appreciation	$466,386,440	$461,709,237	$12,871,121	$1,340,229,169
Gross unrealized depreciation	(33,570,615)	(54,261,512)	(2,745,899)	(83,713,030)

Net unrealized appreciation on investments	$432,815,825	$407,447,725	$10,125,222	$1,256,516,139

	Diamond Hill All Cap Select Fund	Diamond Hill Long-Short Fund	Diamond Hill Research Opportunities Fund	Diamond Hill Financial Long-Short Fund

Cost of portfolio investments	$133,843,811	$3,972,560,414	$59,656,842	$34,102,608

Gross unrealized appreciation	$26,468,378	$1,085,338,801	$11,358,371	$6,278,439
Gross unrealized depreciation	(1,759,484)	(284,742,348)	(6,916,378)	(2,308,256)

Net unrealized appreciation on investments	$24,708,894	$800,596,453	$4,441,993	$3,970,183

	Diamond Hill Short Duration Total Return Fund	Diamond Hill Core Bond Fund	Diamond Hill Corporate Credit Fund	Diamond Hill High Yield Fund

Cost of portfolio investments	$301,145,621	$47,596,810	$671,305,556	$32,854,201

Gross unrealized appreciation	$1,688,416	$240,973	$12,196,571	$772,892
Gross unrealized depreciation	(598,462)	(632,252)	(4,831,282)	(73,697)

Net unrealized appreciation (depreciation) on investments	$1,089,954	$(391,229)	$7,365,289	$699,195

Diamond Hill Funds
Notes to schedule of portfolio investments and securities sold short (continued)

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for the Funds, if applicable, is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4. Affiliated Investments

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, All Cap Select Fund, Long-Short Fund and Corporate Credit Fund each own shares of Short Duration Total Return Fund, thereby making Short Duration Total Return Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in Diamond Hill Short Duration Total Return Fund during the period ended September 30, 2017 is as follows:

Affiliated Fund	Diamond Hill Small Cap Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill All Cap Select Fund	Diamond Hill Long-Short Fund	Diamond Hill Corporate Credit Fund

Diamond Hill Short Duration Total Return Fund

Value, December 31, 2016	$62,169,715	$40,389,081	$804,696	$2,714,551	$60,270,734	$15,644,118

Purchases	1,558,245	6,086,673	1,332,238	70,071	21,840,154	9,035,088
Redemptions	(8,060,775)	-	-	-	-	-
Change in Unrealized Appreciation/Depreciation	583,186	410,471	9,357	27,258	671,833	186,533

Value, September 30, 2017	$56,250,371	$46,886,225	$2,146,291	$2,811,880	$82,782,721	$24,865,739

5. Subsequent Events

The Funds and Portfolios evaluated subsequent events from September 30, 2017 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	November 22, 2017

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Treasurer

Date:	November 22, 2017